UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

October 31, 2012

Columbia Maryland Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Maryland Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Maryland Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Maryland Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Maryland Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.41% excluding sales charges for the six-month period that ended October 31, 2012.

>  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 2.70% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/01/90
Excluding sales charges		2.41	6.39	4.51	3.57
Including sales charges		-0.91	2.96	3.83	3.23
Class B	06/08/93
Excluding sales charges		2.02	5.60	3.73	2.80
Including sales charges		-0.98	2.60	3.73	2.80
Class C	06/17/92
Excluding sales charges		2.02	5.60	3.73	2.79
Including sales charges		1.02	4.60	3.73	2.79
Class Z	09/01/90	2.54	6.66	4.77	3.82
Barclays 3-15 Year Blend Municipal Bond Index		2.70	7.68	6.11	5.05

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2012)
AAA rating	12.8
AA rating	53.8
A rating	13.9
BBB rating	16.2
Non-investment grade	2.1
Not rated	1.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2012
3

Columbia Maryland Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.10	1,021.17	4.08	4.08	0.80
Class B	1,000.00	1,000.00	1,020.20	1,017.39	7.89	7.88	1.55
Class C	1,000.00	1,000.00	1,020.20	1,017.39	7.89	7.88	1.55
Class Z	1,000.00	1,000.00	1,025.40	1,022.38	2.86	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 95.9%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 0.8%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011 11/01/24	5.000%	1,030,000	1,221,940
Higher Education 9.9%
City of Westminster Revenue Bonds McDaniel College, Inc. Series 2006 11/01/17	5.000%	575,000	635,122
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Goucher College Series 2012A 07/01/26	5.000%	1,215,000	1,420,894
Johns Hopkins University Series 2008A 07/01/18	5.000%	1,750,000	2,141,195
Johns Hopkins University Project Series 2012A 07/01/29	5.000%	3,000,000	3,672,150
Maryland Institute College of Art Series 2012 06/01/29	5.000%	1,500,000	1,698,780
Notre Dame of Maryland University Series 2012 10/01/32	5.000%	1,000,000	1,094,020
Maryland Industrial Development Financing Authority Refunding Revenue Bonds American Center for Physics Facility Series 2001 12/15/15	5.250%	1,000,000	1,004,130
Morgan State University Refunding Revenue Bonds Series 2012 07/01/30	5.000%	150,000	176,521
University System of Maryland Revenue Bonds Series 2006A 10/01/15	5.000%	2,000,000	2,264,000
Total			14,106,812
Hospital 12.5%
County of Baltimore Revenue Bonds Catholic Health Initiatives Series 2006A 09/01/16	5.000%	1,000,000	1,143,270
09/01/26	5.000%	1,500,000	1,705,245

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Carroll Hospital Series 2012A 07/01/26	5.000%	1,210,000	1,376,859
07/01/27	5.000%	1,000,000	1,133,920
Carroll Hospital Center Series 2006 07/01/26	4.500%	1,000,000	1,043,900
FHA Insured Mortgage-Western Health Series 2006 07/01/13	5.000%	1,280,000	1,313,830
01/01/20	5.000%	1,450,000	1,618,374
Johns Hopkins Health System Series 2012 07/01/28	5.000%	1,000,000	1,202,050
MedStar Health Series 2011 08/15/22	5.000%	1,620,000	1,905,801
Peninsula Regional Medical Center Series 2006 07/01/26	5.000%	2,000,000	2,124,960
University of Maryland Medical System Series 2010 07/01/20	5.000%	1,000,000	1,158,610
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Johns Hopkins Health System Series 2008 05/15/48	5.000%	2,000,000	2,203,400
Total			17,930,219
Hotels 1.0%
City of Baltimore Senior Revenue Bonds Series 2006A (XLCA) 09/01/17	5.250%	1,300,000	1,391,481
Investor Owned 2.1%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009 09/01/22	6.200%	2,500,000	3,065,425
Local Appropriation 4.8%
City of Baltimore Refunding Certificate of Participation Series 2010A 10/01/17	5.000%	1,500,000	1,769,565
County of Baltimore Certificate of Participation Series 2012 10/01/20	5.000%	1,500,000	1,868,625
10/01/22	5.000%	2,000,000	2,519,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011 06/01/26	5.000%	585,000	681,894
Total			6,839,384
Local General Obligation 15.8%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM) 10/15/22	5.000%	2,000,000	2,389,600
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement Series 2006 03/01/18	5.000%	3,300,000	3,767,577
Limited General Obligation Refunding Bonds Consolidated General Improvement Series 2006 03/01/15	5.000%	2,000,000	2,214,120
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008 02/01/18	5.000%	1,000,000	1,218,890
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities Series 2005 08/01/14	5.000%	1,500,000	1,621,440
Series 2006 11/01/18	5.250%	2,005,000	2,506,852
11/01/21	5.250%	2,500,000	3,251,425
County of Montgomery Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2005A 07/01/16	5.000%	1,250,000	1,455,600
County of Prince George's Limited General Obligation Refunding & Public Improvement Bonds Series 2011B 09/15/20	5.000%	2,000,000	2,549,240
Town of Ocean City Unlimited General Obligation Refunding Bonds Muni Purpose Loan Series 2012 10/01/24	4.000%	1,410,000	1,640,450
Total			22,615,194

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 4.2%
Maryland Economic Development Corp. Refunding Revenue Bonds University of Maryland-Baltimore County Project Series 2006 (XLCA) 07/01/20	5.000%	600,000	634,080
University of Maryland-College Park Projects Series 2006 (AGCP) 06/01/17	5.000%	1,000,000	1,093,760
06/01/19	5.000%	1,000,000	1,080,700
Revenue Bonds Salisbury University Project Series 2012 06/01/27	5.000%	1,100,000	1,208,878
Senior Revenue Bonds Towson University Project Series 2007A 07/01/24	5.250%	1,185,000	1,285,204
Towson University Project Series 2012 07/01/27	5.000%	700,000	779,373
Total			6,081,995
Municipal Power 0.9%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	220,000	252,208
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ(a) 07/01/25	5.250%	1,000,000	1,060,760
Total			1,312,968
Other Bond Issue 2.8%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A 04/01/22	5.000%	2,055,000	2,436,429
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM) 07/01/21	4.400%	1,500,000	1,520,775
Total			3,957,204
Other Industrial Development Bond 1.1%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	1,425,000	1,552,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool/Bond Bank 0.8%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A 03/01/23	5.000%	1,000,000	1,190,430
Refunded/Escrowed 1.9%
City of Baltimore Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC) 07/01/24	5.000%	1,400,000	1,787,296
Maryland Health & Higher Educational Facilities Authority Revenue Bonds College of Notre Dame Series 1998 Escrowed to Maturity (NPFGC) 10/01/14	4.600%	510,000	547,215
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity 07/01/16	6.800%	305,000	344,275
Total			2,678,786
Retirement Communities 3.9%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B 01/01/23	6.000%	1,250,000	1,401,050
County of Baltimore Revenue Bonds Oak Crest Village Incorporate Facility Series 2007A 01/01/22	5.000%	1,045,000	1,109,821
01/01/27	5.000%	2,000,000	2,083,740
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A 01/01/27	5.250%	1,000,000	985,200
Total			5,579,811
Single Family 1.2%
Maryland Community Development Administration Revenue Bonds Residential Series 2010B 09/01/30	5.125%	1,500,000	1,671,780

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 7.8%
Maryland State Department of Transportation Revenue Bonds Series 2002 02/01/14	5.500%	4,000,000	4,262,160
Series 2008 02/15/22	5.000%	3,125,000	3,695,187
Series 2009 06/15/21	4.000%	1,495,000	1,720,610
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	350,000	393,187
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(a) 10/01/17	5.000%	1,000,000	1,120,500
Total			11,191,644
Special Property Tax 2.0%
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A 07/01/25	5.000%	2,500,000	2,822,750
State Appropriated 2.7%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010 06/01/22	4.500%	2,675,000	3,257,321
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A 12/15/19	5.250%	500,000	621,075
Total			3,878,396
State General Obligation 7.1%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds Series 2002A (FGIC)(a) 07/01/17	5.500%	1,500,000	1,646,400
State of Maryland Unlimited General Obligation Bonds 1st Series 2011B 03/15/18	5.000%	2,500,000	3,057,500
State & Local Facilities 1st Series 2009C 03/01/21	5.000%	1,500,000	1,844,415

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State & Local Facilities-Capital Improvement 1st Series 2003A 03/01/17	5.250%	3,000,000	3,592,080
Total			10,140,395
Transportation 2.5%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009 07/01/23	5.250%	3,000,000	3,597,360
Turnpike/Bridge/Toll Road 2.6%
Maryland State Transportation Authority Revenue Bonds Series 2009A 07/01/22	5.000%	3,000,000	3,675,450
Water & Sewer 7.5%
City of Baltimore Revenue Bonds Wastewater Projects Series 2006C (AMBAC) 07/01/18	5.000%	1,125,000	1,296,799
Series 2007D (AMBAC) 07/01/19	5.000%	1,250,000	1,479,700
Series 2008A (AGM) 07/01/21	5.000%	1,250,000	1,494,262
County of Montgomery Revenue Bonds Series 2012A 04/01/29	5.000%	1,000,000	1,183,120

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008 03/01/21	5.000%	2,500,000	2,967,575
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009 06/01/21	4.000%	2,000,000	2,325,720
Total			10,747,176
Total Municipal Bonds (Cost: $125,770,264)			137,248,795

Money Market Funds 3.3%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.000%(b)	4,715,609	4,715,609
Total Money Market Funds (Cost: $4,715,609)		4,715,609
Total Investments (Cost: $130,485,873)		141,964,404
Other Assets & Liabilities, Net		1,123,971
Net Assets		143,088,375

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $4,473,055 or 3.13% of net assets.

(b)  The rate shown is the seven-day current annualized yield at October 31, 2012.

Abbreviation Legend

AGCP  Assured Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	137,248,795	—	137,248,795
Total Bonds	—	137,248,795	—	137,248,795
Other
Money Market Funds	4,715,609	—	—	4,715,609
Total Other	4,715,609	—	—	4,715,609
Total	4,715,609	137,248,795	—	141,964,404

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $130,485,873)	$141,964,404
Receivable for:
Capital shares sold	104,067
Interest	1,567,080
Expense reimbursement due from Investment Manager	3,796
Prepaid expenses	2,970
Total assets	143,642,317
Liabilities
Payable for:
Capital shares purchased	59,806
Dividend distributions to shareholders	351,558
Investment management fees	7,820
Distribution and service fees	1,209
Transfer agent fees	24,745
Administration fees	1,369
Compensation of board members	86,015
Other expenses	21,420
Total liabilities	553,942
Net assets applicable to outstanding capital stock	$143,088,375
Represented by
Paid-in capital	$134,510,234
Undistributed net investment income	175,817
Accumulated net realized loss	(3,076,207)
Unrealized appreciation (depreciation) on:
Investments	11,478,531
Total — representing net assets applicable to outstanding capital stock	$143,088,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$23,835,334
Shares outstanding	2,136,163
Net asset value per share	$11.16
Maximum offering price per share(a)	$11.53
Class B
Net assets	$149,713
Shares outstanding	13,407
Net asset value per share	$11.17
Class C
Net assets	$2,750,742
Shares outstanding	246,482
Net asset value per share	$11.16
Class Z
Net assets	$116,352,586
Shares outstanding	10,425,520
Net asset value per share	$11.16

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$593
Interest	2,534,968
Total income	2,535,561
Expenses:
Investment management fees	283,532
Distribution fees
Class B	582
Class C	10,695
Service fees
Class B	194
Class C	3,565
Distribution and service fees — Class A	30,183
Transfer agent fees
Class A	24,319
Class B	156
Class C	2,873
Class Z	115,445
Administration fees	49,618
Compensation of board members	9,953
Custodian fees	1,169
Printing and postage fees	28,954
Registration fees	2,251
Professional fees	17,921
Other	5,708
Total expenses	587,118
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(147,370)
Expense reductions	(40)
Total net expenses	439,708
Net investment income	2,095,853
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	420,754
Net realized gain	420,754
Net change in unrealized appreciation (depreciation) on:
Investments	958,959
Net change in unrealized appreciation (depreciation)	958,959
Net realized and unrealized gain	1,379,713
Net increase in net assets resulting from operations	$3,475,566

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$2,095,853	$350,283	$4,304,409
Net realized gain	420,754	34,081	75,004
Net change in unrealized appreciation (depreciation)	958,959	1,052,417	6,645,176
Net increase in net assets resulting from operations	3,475,566	1,436,781	11,024,589
Distributions to shareholders
Net investment income
Class A	(334,406)	(57,180)	(739,657)
Class B	(1,561)	(280)	(5,541)
Class C	(28,746)	(4,781)	(73,733)
Class Z	(1,731,080)	(276,675)	(3,486,613)
Total distributions to shareholders	(2,095,793)	(338,916)	(4,305,544)
Increase (decrease) in net assets from capital stock activity	3,814,379	(395,709)	(87,900)
Total increase in net assets	5,194,152	702,156	6,631,145
Net assets at beginning of period	137,894,223	137,192,067	130,560,922
Net assets at end of period	$143,088,375	$137,894,223	$137,192,067
Undistributed net investment income	$175,817	$175,757	$164,390

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	42,462	472,000	4,381	48,387	199,208	2,151,822
Distributions reinvested	7,927	88,178	1,269	14,018	15,538	168,507
Redemptions	(156,964)	(1,742,358)	(16,995)	(186,859)	(213,412)	(2,287,445)
Net increase (decrease)	(106,575)	(1,182,180)	(11,345)	(124,454)	1,334	32,884
Class B shares
Subscriptions	56	626	10	111	187	2,013
Distributions reinvested	83	921	15	169	200	2,170
Redemptions(b)	(1,726)	(19,105)	(2)	(29)	(20,987)	(225,328)
Net increase (decrease)	(1,587)	(17,558)	23	251	(20,600)	(221,145)
Class C shares
Subscriptions	20,404	226,656	9,739	107,311	48,269	526,024
Distributions reinvested	2,232	24,837	259	2,859	4,298	46,512
Redemptions	(31,472)	(349,824)	(13,569)	(149,080)	(149,498)	(1,616,516)
Net decrease	(8,836)	(98,331)	(3,571)	(38,910)	(96,931)	(1,043,980)
Class Z shares
Subscriptions	931,723	10,340,500	75,448	831,559	1,522,571	16,591,299
Distributions reinvested	7,603	84,610	1,118	12,350	12,260	132,978
Redemptions	(478,291)	(5,312,662)	(97,838)	(1,076,505)	(1,442,848)	(15,579,936)
Net increase (decrease)	461,035	5,112,448	(21,272)	(232,596)	91,983	1,144,341
Total net increase (decrease)	344,037	3,814,379	(36,165)	(395,709)	(24,214)	(87,900)

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.05		$10.96		$10.41		$10.53		$10.08		$10.44		$10.63
Income from investment operations:
Net investment income	0.15		0.03		0.33		0.34		0.34		0.38		0.39
Net realized and unrealized gain (loss)	0.11		0.09		0.55		(0.12)		0.45		(0.36)		(0.19)
Total from investment operations	0.26		0.12		0.88		0.22		0.79		0.02		0.20
Less distributions to shareholders:
Net investment income	(0.15)		(0.03)		(0.33)		(0.34)		(0.34)		(0.38)		(0.39)
Total distributions to shareholders	(0.15)		(0.03)		(0.33)		(0.34)		(0.34)		(0.38)		(0.39)
Net asset value, end of period	$11.16		$11.05		$10.96		$10.41		$10.53		$10.08		$10.44
Total return	2.41%		1.05%		8.55%		2.05%		7.93%		0.26%		1.96%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01	%(c)	1.05	%(c)	1.03%		0.97%		0.94%		0.90%		0.91%
Net expenses after fees waived or expenses reimbursed(d)	0.80	%(c)(e)	0.80	%(c)	0.80	%(e)	0.80	%(e)	0.79	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	2.76	%(c)(e)	2.83	%(c)	3.07	%(e)	3.18	%(e)	3.26	%(e)	3.76	%(e)	3.74	%(e)
Supplemental data
Net assets, end of period (in thousands)	$23,835		$24,781		$24,708		$23,454		$27,423		$23,530		$24,405
Portfolio turnover	8%		1%		7%		11%		23%		11%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.06		$10.97		$10.42		$10.54		$10.09		$10.45		$10.64
Income from investment operations:
Net investment income	0.11		0.02		0.25		0.26		0.27		0.31		0.32
Net realized and unrealized gain (loss)	0.11		0.09		0.55		(0.12)		0.45		(0.36)		(0.19)
Total from investment operations	0.22		0.11		0.80		0.14		0.72		(0.05)		0.13
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.25)		(0.26)		(0.27)		(0.31)		(0.32)
Total distributions to shareholders	(0.11)		(0.02)		(0.25)		(0.26)		(0.27)		(0.31)		(0.32)
Net asset value, end of period	$11.17		$11.06		$10.97		$10.42		$10.54		$10.09		$10.45
Total return	2.02%		0.99%		7.73%		1.30%		7.13%		(0.48%)		1.20%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.76	%(c)	1.80	%(c)	1.81%		1.72%		1.69%		1.65%		1.66%
Net expenses after fees waived or expenses reimbursed(d)	1.55	%(c)(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.01	%(c)(e)	2.08	%(c)	2.34	%(e)	2.43	%(e)	2.56	%(e)	3.01	%(e)	3.00	%(e)
Supplemental data
Net assets, end of period (in thousands)	$150		$166		$164		$371		$929		$2,220		$2,689
Portfolio turnover	8%		1%		7%		11%		23%		11%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.05		$10.96		$10.41		$10.53		$10.08		$10.44		$10.63
Income from investment operations:
Net investment income	0.11		0.02		0.25		0.26		0.26		0.31		0.32
Net realized and unrealized gain (loss)	0.11		0.09		0.55		(0.12)		0.45		(0.36)		(0.19)
Total from investment operations	0.22		0.11		0.80		0.14		0.71		(0.05)		0.13
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.25)		(0.26)		(0.26)		(0.31)		(0.32)
Total distributions to shareholders	(0.11)		(0.02)		(0.25)		(0.26)		(0.26)		(0.31)		(0.32)
Net asset value, end of period	$11.16		$11.05		$10.96		$10.41		$10.53		$10.08		$10.44
Total return	2.02%		0.99%		7.74%		1.29%		7.12%		(0.49%)		1.20%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.76	%(c)	1.80	%(c)	1.78%		1.72%		1.69%		1.65%		1.66%
Net expenses after fees waived or expenses reimbursed(d)	1.55	%(c)(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.01	%(c)(e)	2.09	%(c)	2.33	%(e)	2.42	%(e)	2.49	%(e)	3.02	%(e)	2.99	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,751		$2,822		$2,838		$3,705		$3,269		$2,143		$1,597
Portfolio turnover	8%		1%		7%		11%		23%		11%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.05		$10.96		$10.41		$10.53		$10.09		$10.44		$10.63
Income from investment operations:
Net investment income	0.17		0.03		0.36		0.36		0.37		0.41		0.42
Net realized and unrealized gain (loss)	0.11		0.09		0.55		(0.11)		0.44		(0.35)		(0.19)
Total from investment operations	0.28		0.12		0.91		0.25		0.81		0.06		0.23
Less distributions to shareholders:
Net investment income	(0.17)		(0.03)		(0.36)		(0.37)		(0.37)		(0.41)		(0.42)
Total distributions to shareholders	(0.17)		(0.03)		(0.36)		(0.37)		(0.37)		(0.41)		(0.42)
Net asset value, end of period	$11.16		$11.05		$10.96		$10.41		$10.53		$10.09		$10.44
Total return	2.54%		1.07%		8.82%		2.31%		8.09%		0.61%		2.21%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76	%(c)	0.80	%(c)	0.77%		0.72%		0.69%		0.65%		0.66%
Net expenses after fees waived or expenses reimbursed(d)	0.56	%(c)(e)	0.55	%(c)	0.55	%(e)	0.55	%(e)	0.54	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.01	%(c)(e)	3.07	%(c)	3.31	%(e)	3.43	%(e)	3.52	%(e)	4.01	%(e)	3.99	%(e)
Supplemental data
Net assets, end of period (in thousands)	$116,353		$110,126		$109,482		$103,031		$131,234		$126,661		$135,506
Portfolio turnover	8%		1%		7%		11%		23%		11%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Maryland Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Semiannual Report 2012
20

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and

Semiannual Report 2012
21

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2012, other expenses paid to this company were $846.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,960 for Class A and $292 for Class C shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses

Semiannual Report 2012
22

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class Z	0.56

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class Z	0.55

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $130,486,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,479,000
Unrealized depreciation	—
Net unrealized appreciation	$11,479,000

The following capital loss carryforward, determined as of April 30, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$901,428
2014	271,557
2016	511
2017	2,323,465
Total	$3,496,961

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $20,021,966 and $10,643,610, respectively, for the six months ended October 31, 2012.

Note 6. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 89.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its

Semiannual Report 2012
23

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
24

Columbia Maryland Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
25

Columbia Maryland Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1095 D (12/12)

Semiannual Report

October 31, 2012

Columbia North Carolina Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia North Carolina Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia North Carolina Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	21
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia North Carolina Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia North Carolina Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.34% excluding sales charges for the six-month period ended October 31, 2012.

>  The Fund underperformed the Barclays 3-15 Year Blend Municipal Bond Index, which returned 2.70% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/14/92
Excluding sales charges		2.34	6.64	4.55	3.81
Including sales charges		-0.94	3.21	3.85	3.47
Class B	06/07/93
Excluding sales charges		2.05	5.64	3.77	3.04
Including sales charges		-0.95	2.64	3.77	3.04
Class C	12/16/92
Excluding sales charges		2.05	5.80	3.78	3.04
Including sales charges		1.05	4.80	3.78	3.04
Class Z	12/11/92	2.57	7.03	4.81	4.07
Barclays 3-15 Year Blend Municipal Bond Index		2.70	7.68	6.11	5.05

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2012)
AAA rating	14.8
AA rating	58.2
A rating	14.1
BBB rating	11.0
Not rated	1.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2012
3

Columbia North Carolina Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.40	1,021.17	4.08	4.08	0.80
Class B	1,000.00	1,000.00	1,020.50	1,017.39	7.89	7.88	1.55
Class C	1,000.00	1,000.00	1,020.50	1,017.39	7.89	7.88	1.55
Class Z	1,000.00	1,000.00	1,025.70	1,022.43	2.81	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.6%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A 05/01/23	5.000%	3,000,000	3,597,030
Higher Education 6.2%
Appalachian State University Refunding Revenue Bonds Series 2005 (NPFGC) 07/15/21	5.000%	790,000	875,099
North Carolina Capital Facilities Finance Agency Revenue Bonds Johnson & Wales University Project Series 2003A (XLCA) 04/01/21	5.250%	1,000,000	1,009,940
Meredith College Series 2008 06/01/31	6.000%	1,000,000	1,119,310
Wake Forest University Series 2009 01/01/26	5.000%	1,000,000	1,185,320
University of North Carolina System Revenue Bonds Asheville/Wilmington Series 2010C 10/01/16	5.000%	3,000,000	3,494,340
General Trust Indenture Series 2009B 10/01/17	4.250%	1,000,000	1,151,260
Series 2008A 10/01/22	5.000%	2,000,000	2,331,380
University of North Carolina at Charlotte Revenue Bonds Series 2012A 2/23/2012 04/01/21	4.000%	2,370,000	2,782,143
Total			13,948,792
Hospital 11.5%
Albemarle Hospital Authority Refunding Revenue Bonds Series 2007 10/01/21	5.250%	2,000,000	2,122,420
10/01/27	5.250%	1,000,000	1,029,600
Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds Carolinas Health Care System Group Series 2007A (AGM) 01/15/20	5.000%	1,550,000	1,758,521
Carolinas HealthCare System Group Series 2008A 01/15/24	5.250%	2,000,000	2,271,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009A 01/15/21	5.000%	1,000,000	1,175,430
North Carolina Medical Care Commission Refunding Revenue Bonds North Carolina Baptist Hospital Series 2010 06/01/17	5.000%	1,500,000	1,772,505
Southeastern Regional Medical Center Series 2012 06/01/26	5.000%	1,000,000	1,152,880
Vidant Health Series 2012A 06/01/25	5.000%	1,500,000	1,738,965
Revenue Bonds Moses Cone Health System Series 2011 10/01/20	5.000%	3,215,000	3,852,149
Novant Health Obligation Group Series 2003A 11/01/17	5.000%	2,000,000	2,089,420
Wilson Medical Center Series 2007 11/01/19	5.000%	3,385,000	3,743,505
North Carolina Medical Care Commission(a) Refunding Revenue Bonds Wake Forest Baptist Obligation Series 2012 12/01/24	5.000%	1,650,000	1,989,471
Northern Hospital District of Surry County Revenue Bonds Series 2008 10/01/24	5.750%	1,000,000	1,069,360
Total			25,765,226
Joint Power Authority 7.3%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 1993B (NPFGC) 01/01/22	6.000%	1,000,000	1,287,940
Series 1993B (NPFGC/FGIC) 01/01/22	6.000%	3,000,000	3,883,800
Series 2005A (AMBAC) 01/01/20	5.250%	2,000,000	2,265,620
Series 2008A (AGM) 01/01/19	5.250%	1,500,000	1,772,055
Revenue Bonds Series 2009B 01/01/26	5.000%	1,500,000	1,712,100
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2008A 01/01/17	5.250%	1,185,000	1,392,671
01/01/20	5.250%	2,000,000	2,349,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Series 2009A 01/01/25	5.000%	1,500,000	1,708,425
Total			16,372,331
Local Appropriation 24.9%
City of Charlotte Refunding Certificate of Participation Convention Facility Project Series 2003A 08/01/16	5.500%	2,550,000	2,673,726
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC) 06/01/22	5.250%	2,180,000	2,332,338
City of Wilmington Refunding Certificate of Participation Series 2006A 06/01/17	5.000%	1,005,000	1,152,052
County of Beaufort Limited General Obligation Bonds Series 2012 06/01/25	5.000%	1,045,000	1,244,553
06/01/26	5.000%	1,000,000	1,186,320
County of Buncombe Revenue Bonds Series 2012
06/01/28	5.000%	1,500,000	1,806,435
06/01/29	5.000%	1,500,000	1,799,385
County of Burke
Certificate of Participation Series 2006B (AMBAC) 04/01/18	5.000%	1,425,000	1,580,567
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C 06/01/22	5.000%	1,545,000	1,832,772
County of Catawba Revenue Bonds Series 2011 10/01/22	5.000%	400,000	486,792
County of Chatham Certificate of Participation Series 2006 (AMBAC) 06/01/20	5.000%	1,065,000	1,211,267
Refunding Revenue Bonds Series 2012
12/01/18	4.000%	570,000	656,127

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Craven
Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,281,774
06/01/19	5.000%	1,825,000	2,100,411
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1 12/01/21	5.000%	2,775,000	3,368,850
County of Dare Certificate of Participation Series 2005 (NPFGC/FGIC) 06/01/20	5.000%	3,005,000	3,340,899
Refunding Revenue Bonds Series 2012D 06/01/26	5.000%	1,000,000	1,200,300
06/01/27	5.000%	700,000	833,826
County of Gaston
Refunding Certificate of Participation Series 2005 (NPFGC) 12/01/15	5.000%	1,350,000	1,514,201
County of Harnett Certificate of Participation Series 2009 06/01/22	5.000%	1,880,000	2,178,788
County of Henderson Certificate of Participation Series 2006A (AMBAC) 06/01/16	5.000%	1,060,000	1,209,301
County of Iredell Certificate of Participation Iredell County School Project Series 2006 (AMBAC) 06/01/20	5.000%	1,690,000	1,930,453
County of Mecklenburg Certificate of Participation Series 2009A 02/01/23	5.000%	1,000,000	1,161,620
County of Moore Revenue Bonds Series 2010 06/01/24	5.000%	1,635,000	1,931,000
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC) 09/01/18	5.000%	1,755,000	2,128,868
County of Randolph Refunding Certificate of Participation Series 2004 (AGM) 06/01/14	5.000%	1,640,000	1,748,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sampson Certificate of Participation Series 2006 (AGM) 06/01/16	5.000%	1,000,000	1,149,720
County of Union Refunding Revenue Bonds Series 2012 12/01/24	5.000%	1,715,000	2,164,484
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012 04/01/26	5.000%	1,075,000	1,270,779
Orange County Public Facilities Co. Revenue Bonds Series 2012 10/01/24	5.000%	1,325,000	1,616,924
Watauga Public Facilities Corp. Revenue Bonds Series 2012A 06/01/28	4.000%	3,545,000	3,720,584
Total			55,813,307
Local General Obligation 9.8%
County of Brunswick Unlimited General Obligation Refunding Bonds Series 2012 02/01/21	5.000%	2,370,000	2,975,962
County of Cabarrus Unlimited General Obligation Bonds Public Improvement Series 2006 03/01/15	5.000%	1,000,000	1,104,260
03/01/16	5.000%	1,000,000	1,144,510
County of Iredell Unlimited General Obligation Bonds School Series 2006 02/01/19	5.000%	2,420,000	2,739,851
County of Mecklenburg Unlimited General Obligation Refunding Bonds Series 2009A 08/01/19	5.000%	1,000,000	1,258,100
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009 12/01/17	5.000%	1,170,000	1,420,696
County of Orange Unlimited General Obligation Refunding Bonds Series 2005B 04/01/16	5.250%	1,000,000	1,114,850

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010 02/01/18	4.000%	1,500,000	1,748,865
County of Wake Unlimited General Obligation Public Improvement Bonds Series 2011 04/01/15	5.000%	2,000,000	2,222,580
Unlimited General Obligation Refunding Bonds Series 2009D 02/01/18	4.000%	2,000,000	2,334,980
Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	3,065,000	3,778,532
Total			21,843,186
Municipal Power 1.6%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM) 11/01/18	5.000%	1,040,000	1,264,193
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	420,000	481,488
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC)(b) 07/01/25	5.250%	1,690,000	1,873,399
Total			3,619,080
Other Bond Issue 1.2%
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Research Triangle Institute Series 2010 02/01/17	4.000%	1,440,000	1,611,317
02/01/18	4.000%	1,000,000	1,141,520
Total			2,752,837
Ports 1.0%
North Carolina Ports Authority Revenue Bonds Senior Lien Series 2010B 02/01/25	5.000%	2,000,000	2,283,640
Refunded/Escrowed 7.8%
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC) 07/15/21	5.000%	695,000	780,290
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Orange Prerefunded 04/01/15 Unlimited General Obligation Bonds Public Improvement Series 2005A 04/01/22	5.000%	2,000,000	2,223,100
County of Wake Prerefunded 03/01/19 Unlimited General Obligation Bonds Public Improvement Series 2009 03/01/20	5.000%	935,000	1,164,094
Revenue Bonds Series 1993 Escrowed to Maturity (NPFGC) 10/01/26	5.125%	3,065,000	3,768,969
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,000,000	1,363,540
Revenue Bonds Series 1986A Escrowed to Maturity 01/01/17	5.000%	2,165,000	2,470,850
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(b) 07/01/18	5.500%	3,360,000	4,194,120
Town of Chapel Hill Prerefunded 06/01/15 Certificate of Participation Chapel Hill Operations Center Series 2005 06/01/21	5.250%	1,360,000	1,526,845
Total			17,491,808
Retirement Communities 0.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/16	5.000%	1,000,000	1,088,140
Single Family 1.4%
North Carolina Housing Finance Agency Revenue Bonds Series 2011-2 07/01/25	4.000%	2,000,000	2,171,440
North Carolina Housing Finance Agency(c) Revenue Bonds Series 2007-30-A AMT 07/01/23	5.000%	920,000	977,436
Total			3,148,876

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 2.2%
City of Charlotte Storm Water Revenue Bonds Series 2006 06/01/17	5.000%	1,120,000	1,291,786
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(b) 07/01/20	5.500%	1,200,000	1,324,044
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	500,000	561,695
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(b) 10/01/20	5.000%	1,560,000	1,771,302
Total			4,948,827
State Appropriated 1.4%
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM) 05/01/24	5.000%	2,570,000	3,015,201
State General Obligation 1.0%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2001A (NPFGC)(b) 07/01/14	5.500%	1,725,000	1,821,704
State of North Carolina Unrefunded Unlimited General Obligation Bonds Public Improvement Series 2001A 03/01/14	4.750%	395,000	400,419
Total			2,222,123
Transportation 1.1%
State of North Carolina Revenue Bonds Vehicle Series 2012 03/01/19	5.000%	2,000,000	2,461,760
Water & Sewer 17.8%
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	1,000,000	1,201,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Charlotte Revenue Bonds Series 2002A 07/01/14	5.500%	1,250,000	1,357,538
Series 2009B 07/01/25	5.000%	5,835,000	7,160,770
Water & Sewer System Series 2008 07/01/23	5.000%	3,000,000	3,624,420
City of Concord Refunding Revenue Bonds Series 2008B 12/01/19	5.000%	1,500,000	1,851,615
City of Gastonia Refunding Revenue Bonds Combined Utilities System Series 2009 05/01/17	4.000%	1,205,000	1,371,302
City of Greensboro Refunding Revenue Bonds Series 2006 06/01/17	5.250%	2,000,000	2,401,760
06/01/22	5.250%	1,200,000	1,568,148
06/01/23	5.250%	2,000,000	2,639,780
City of High Point Revenue Bonds Series 2008 (AGM) 11/01/24	5.000%	1,000,000	1,203,400
11/01/25	5.000%	1,000,000	1,189,370
City of Raleigh Revenue Bonds Series 2006A 03/01/16	5.000%	1,500,000	1,720,515
Series 2011 03/01/27	5.000%	800,000	972,288
City of Thomasville Refunding Revenue Bonds Series 2012 05/01/24	4.000%	500,000	558,890
05/01/26	4.000%	860,000	944,065

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Winston-Salem Refunding Revenue Bonds Series 2007A 06/01/19	5.000%	3,000,000	3,527,970
Revenue Bonds Series 2009 06/01/23	5.000%	1,000,000	1,224,350
County of Brunswick Revenue Bonds Series 2008A 04/01/20	5.000%	1,915,000	2,283,867
04/01/22	5.000%	1,390,000	1,652,932
County of Union Refunding Revenue Bonds Enterprise System Series 2011A 12/01/19	4.000%	500,000	588,165
12/01/20	4.000%	600,000	707,892
Total			39,750,147
Total Municipal Bonds (Cost: $200,535,592)			220,122,311

Money Market Funds 1.5%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.000%(d)	3,352,697	3,352,697
Total Money Market Funds (Cost: $3,352,697)		3,352,697
Total Investments (Cost: $203,888,289)		223,475,008
Other Assets & Liabilities, Net		501,348
Net Assets		223,976,356

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $12,027,752 or 5.37% of net assets.

(c)  Income from this security may be subject to alternative minimum tax.

(d)  The rate shown is the seven-day current annualized yield at October 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	220,122,311	—	220,122,311
Total Bonds	—	220,122,311	—	220,122,311
Other
Money Market Funds	3,352,697	—	—	3,352,697
Total Other	3,352,697	—	—	3,352,697
Total	3,352,697	220,122,311	—	223,475,008

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $203,888,289)	$223,475,008
Receivable for:
Capital shares sold	644,783
Interest	2,809,873
Expense reimbursement due from Investment Manager	4,898
Prepaid expenses	3,365
Total assets	226,937,927
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,991,567
Capital shares purchased	287,961
Dividend distributions to shareholders	517,634
Investment management fees	12,221
Distribution and service fees	2,397
Transfer agent fees	39,461
Administration fees	2,139
Compensation of board members	85,053
Other expenses	23,138
Total liabilities	2,961,571
Net assets applicable to outstanding capital stock	$223,976,356
Represented by
Paid-in capital	$206,881,759
Undistributed net investment income	737,031
Accumulated net realized loss	(3,229,153)
Unrealized appreciation (depreciation) on:
Investments	19,586,719
Total — representing net assets applicable to outstanding capital stock	$223,976,356

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$35,127,348
Shares outstanding	3,206,579
Net asset value per share	$10.95
Maximum offering price per share(a)	$11.32
Class B
Net assets	$140,988
Shares outstanding	12,867
Net asset value per share	$10.96
Class C
Net assets	$8,630,629
Shares outstanding	788,035
Net asset value per share	$10.95
Class Z
Net assets	$180,077,391
Shares outstanding	16,452,119
Net asset value per share	$10.95

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$313
Interest	3,780,556
Total income	3,780,869
Expenses:
Investment management fees	443,423
Distribution fees
Class B	616
Class C	31,428
Service fees
Class B	205
Class C	10,476
Distribution and service fees — Class A	42,818
Transfer agent fees
Class A	34,066
Class B	164
Class C	8,332
Class Z	177,903
Administration fees	77,599
Compensation of board members	10,433
Custodian fees	1,448
Printing and postage fees	29,572
Registration fees	1,421
Professional fees	18,630
Other	6,525
Total expenses	895,059
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(197,967)
Total net expenses	697,092
Net investment income	3,083,777
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	132,034
Net realized gain	132,034
Net change in unrealized appreciation (depreciation) on:
Investments	2,244,745
Net change in unrealized appreciation (depreciation)	2,244,745
Net realized and unrealized gain	2,376,779
Net increase in net assets resulting from operations	$5,460,556

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$3,083,777	$526,698	$6,109,342
Net realized gain	132,034	5,021	187,006
Net change in unrealized appreciation (depreciation)	2,244,745	1,922,174	11,583,225
Net increase in net assets resulting from operations	5,460,556	2,453,893	17,879,573
Distributions to shareholders
Net investment income
Class A	(446,913)	(72,299)	(888,222)
Class B	(1,530)	(286)	(6,424)
Class C	(77,758)	(12,742)	(135,648)
Class Z	(2,557,588)	(424,445)	(5,095,405)
Total distributions to shareholders	(3,083,789)	(509,772)	(6,125,699)
Increase (decrease) in net assets from capital stock activity	1,166,388	(1,071,193)	9,824,155
Total increase in net assets	3,543,155	872,928	21,578,029
Net assets at beginning of period	220,433,201	219,560,273	197,982,244
Net assets at end of period	$223,976,356	$220,433,201	$219,560,273
Undistributed net investment income	$737,031	$737,043	$720,117

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	212,530	2,316,171	31,546	340,406	600,962	6,350,373
Distributions reinvested	29,789	325,041	4,337	47,012	51,185	542,078
Redemptions	(136,355)	(1,484,572)	(13,035)	(140,645)	(706,718)	(7,424,714)
Net increase (decrease)	105,964	1,156,640	22,848	246,773	(54,571)	(532,263)
Class B shares
Subscriptions	15	165	2	27	3,067	32,564
Distributions reinvested	107	1,167	21	223	263	2,777
Redemptions(b)	(4,291)	(46,798)	—	—	(41,001)	(429,726)
Net increase (decrease)	(4,169)	(45,466)	23	250	(37,671)	(394,385)
Class C shares
Subscriptions	71,490	780,499	11,996	129,238	267,163	2,818,144
Distributions reinvested	5,385	58,757	753	8,152	7,413	78,601
Redemptions	(47,749)	(519,732)	(9,192)	(99,458)	(39,495)	(414,412)
Net increase	29,126	319,524	3,557	37,932	235,081	2,482,333
Class Z shares
Subscriptions	1,047,379	11,412,546	164,125	1,769,928	3,167,604	33,571,858
Distributions reinvested	24,370	265,723	3,476	37,640	36,972	391,733
Redemptions	(1,098,024)	(11,942,579)	(292,786)	(3,163,716)	(2,449,003)	(25,695,121)
Net increase (decrease)	(26,275)	(264,310)	(125,185)	(1,356,148)	755,573	8,268,470
Total net increase (decrease)	104,646	1,166,388	(98,757)	(1,071,193)	898,412	9,824,155

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.84		$10.74		$10.13	$10.17		$9.79		$10.08		$10.38
Income from investment operations:
Net investment income	0.14		0.02		0.30	0.31		0.33		0.37		0.39
Net realized and unrealized gain (loss)	0.11		0.10		0.61	(0.04)		0.38		(0.29)		(0.30)
Total from investment operations	0.25		0.12		0.91	0.27		0.71		0.08		0.09
Less distributions to shareholders:
Net investment income	(0.14)		(0.02)		(0.30)	(0.31)		(0.33)		(0.37)		(0.39)
Net realized gains	—		—		—	—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.14)		(0.02)		(0.30)	(0.31)		(0.33)		(0.37)		(0.39)
Net asset value, end of period	$10.95		$10.84		$10.74	$10.13		$10.17		$9.79		$10.08
Total return	2.34%		1.15%		9.02%	2.61%		7.34%		0.87%		0.84%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.98	%(d)	0.96	%(d)	1.00%	0.94%		0.91%		0.89%		0.91%
Net expenses after fees waived or expenses reimbursed(e)	0.80	%(d)	0.79	%(d)	0.79%	0.80	%(f)	0.78	%(f)	0.75	%(f)	0.75	%(f)
Net investment income	2.60	%(d)	2.65	%(d)	2.80%	2.97	%(f)	3.27	%(f)	3.79	%(f)	3.73	%(f)
Supplemental data
Net assets, end of period (in thousands)	$35,127		$33,601		$33,061	$31,731		$33,307		$23,236		$22,399
Portfolio turnover	6%		1%		4%	16%		15%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.84		$10.74		$10.13	$10.17		$9.79		$10.08		$10.38
Income from investment operations:
Net investment income	0.10		0.02		0.22	0.23		0.26		0.30		0.31
Net realized and unrealized gain (loss)	0.12		0.10		0.59	(0.04)		0.38		(0.29)		(0.30)
Total from investment operations	0.22		0.12		0.81	0.19		0.64		0.01		0.01
Less distributions to shareholders:
Net investment income	(0.10)		(0.02)		(0.20)	(0.23)		(0.26)		(0.30)		(0.31)
Net realized gains	—		—		—	—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.10)		(0.02)		(0.20)	(0.23)		(0.26)		(0.30)		(0.31)
Net asset value, end of period	$10.96		$10.84		$10.74	$10.13		$10.17		$9.79		$10.08
Total return	2.05%		1.09%		8.07%	1.85%		6.55%		0.13%		0.09%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.73	%(d)	1.71	%(d)	1.82%	1.69%		1.66%		1.64%		1.66%
Net expenses after fees waived or expenses reimbursed(e)	1.55	%(d)	1.54	%(d)	1.55%	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	1.86	%(d)	1.90	%(d)	2.08%	2.22	%(f)	2.56	%(f)	3.04	%(f)	2.99	%(f)
Supplemental data
Net assets, end of period (in thousands)	$141		$185		$183	$554		$1,260		$1,920		$2,668
Portfolio turnover	6%		1%		4%	16%		15%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.83		$10.74		$10.13	$10.17		$9.79		$10.08		$10.38
Income from investment operations:
Net investment income	0.10		0.02		0.21	0.23		0.26		0.30		0.31
Net realized and unrealized gain (loss)	0.12		0.09		0.62	(0.04)		0.38		(0.29)		(0.30)
Total from investment operations	0.22		0.11		0.83	0.19		0.64		0.01		0.01
Less distributions to shareholders:
Net investment income	(0.10)		(0.02)		(0.22)	(0.23)		(0.26)		(0.30)		(0.31)
Net realized gains	—		—		—	—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.10)		(0.02)		(0.22)	(0.23)		(0.26)		(0.30)		(0.31)
Net asset value, end of period	$10.95		$10.83		$10.74	$10.13		$10.17		$9.79		$10.08
Total return	2.05%		0.99%		8.23%	1.84%		6.55%		0.12%		0.09%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.72	%(d)	1.71	%(d)	1.74%	1.69%		1.66%		1.64%		1.66%
Net expenses after fees waived or expenses reimbursed(e)	1.55	%(d)	1.54	%(d)	1.54%	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	1.85	%(d)	1.90	%(d)	2.03%	2.22	%(f)	2.54	%(f)	3.04	%(f)	2.99	%(f)
Supplemental data
Net assets, end of period (in thousands)	$8,631		$8,222		$8,112	$5,270		$3,797		$3,672		$3,108
Portfolio turnover	6%		1%		4%	16%		15%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.83		$10.73		$10.12	$10.17		$9.79		$10.07		$10.38
Income from investment operations:
Net investment income	0.16		0.03		0.32	0.33		0.36		0.40		0.41
Net realized and unrealized gain (loss)	0.12		0.10		0.61	(0.05)		0.38		(0.28)		(0.31)
Total from investment operations	0.28		0.13		0.93	0.28		0.74		0.12		0.10
Less distributions to shareholders:
Net investment income	(0.16)		(0.03)		(0.32)	(0.33)		(0.36)		(0.40)		(0.41)
Net realized gains	—		—		—	—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.16)		(0.03)		(0.32)	(0.33)		(0.36)		(0.40)		(0.41)
Net asset value, end of period	$10.95		$10.83		$10.73	$10.12		$10.17		$9.79		$10.07
Total return	2.57%		1.17%		9.30%	2.76%		7.61%		1.22%		0.99%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.73	%(d)	0.71	%(d)	0.74%	0.69%		0.66%		0.64%		0.66%
Net expenses after fees waived or expenses reimbursed(e)	0.55	%(d)	0.54	%(d)	0.54%	0.55	%(f)	0.53	%(f)	0.50	%(f)	0.50	%(f)
Net investment income	2.85	%(d)	2.90	%(d)	3.05%	3.22	%(f)	3.54	%(f)	4.03	%(f)	3.99	%(f)
Supplemental data
Net assets, end of period (in thousands)	$180,077		$178,425		$178,204	$160,427		$172,795		$163,885		$154,515
Portfolio turnover	6%		1%		4%	16%		15%		20%		25%

Notes to Financial Highlights

(a)  For the period April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2012
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Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012
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Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2012, other expenses paid to this company were $961.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

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Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $16,636 for Class A and $521 for Class C shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class Z	0.56

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below , so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $203,888,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,592,000
Unrealized depreciation	(5,000)
Net unrealized appreciation	$19,587,000

The following capital loss carryforward, determined at April 30, 2012 and March 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	April 30, 2012 Amount ($)	March 31, 2012 Amount ($)
2016	428,412	—
2017	2,905,585	433,433
2018	—	2,905,585
Total	3,333,997	3,339,018

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $16,363,569 and $13,564,680, respectively, for the six months ended October 31, 2012.

Semiannual Report 2012
24

Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 6. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 75.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2012
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Columbia North Carolina Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia North Carolina Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1100 D (12/12)

Semiannual Report

October 31, 2012

Columbia California Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia California Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia California Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	23
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia California Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia California Intermediate Municipal Bond Fund (the Fund) Class A shares returned 3.01% excluding sales charges for the six-month period that ended October 31, 2012.

>  The Fund outperformed the Barclays 3-15 Year Blend Municipal Bond Index, which returned 2.70% for the same time period.

>  The Fund underperformed the Barclays California 3-15 Year Blend Municipal Bond Index, which returned 3.12% for the same six months.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/09/02
Excluding sales charges		3.01	8.54	5.52	4.26
Including sales charges		-0.32	5.00	4.82	3.91
Class B	08/29/02
Excluding sales charges		2.63	7.96	4.73	3.48
Including sales charges		-0.37	4.96	4.73	3.48
Class C	09/11/02
Excluding sales charges		2.52	7.74	4.69	3.47
Including sales charges		1.52	6.74	4.69	3.47
Class Z	08/19/02	3.04	8.83	5.74	4.51
Barclays 3-15 Year Blend Municipal Bond Index		2.70	7.68	6.11	5.05
Barclays California 3-15 Year Blend Municipal Bond Index		3.12	8.73	6.28	5.18

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

The Barclays California 3-15 Year Blend Municipal Bond Index tracks investment grade bonds issued from the state of California and its municipalities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia California Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2012)
AAA rating	0.8
AA rating	35.9
A rating	39.9
BBB rating	19.3
Non-investment grade	1.9
Not rated	2.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Paul Fuchs joined Brian McGreevy as a Portfolio Manager of the Fund in October 2012.

Semiannual Report 2012
3

Columbia California Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.10	1,021.53	3.74	3.72	0.73
Class B	1,000.00	1,000.00	1,026.30	1,017.74	7.56	7.53	1.48
Class C	1,000.00	1,000.00	1,025.20	1,017.74	7.55	7.53	1.48
Class Z	1,000.00	1,000.00	1,030.40	1,022.79	2.46	2.45	0.48

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.3%
City of San Jose Revenue Bonds Series 2007B (AMBAC) 03/01/22	5.000%	1,000,000	1,099,250
County of Orange Revenue Bonds Series 2009A 07/01/25	5.250%	1,500,000	1,750,305
County of Sacramento Revenue Bonds Senior Series 2008 (AGM) 07/01/23	5.000%	1,000,000	1,129,610
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A 07/01/24	5.000%	1,000,000	1,176,460
San Francisco City & County Airports Commission Refunding Revenue Bonds 2nd Series 2009C (AGM) 05/01/18	5.000%	1,825,000	2,193,084
Revenue Bonds Series 2011G 05/01/26	5.250%	2,000,000	2,395,140
Total			9,743,849
Higher Education 5.6%
California Educational Facilities Authority Revenue Bonds California Lutheran University Series 2008 10/01/21	5.250%	1,500,000	1,672,215
Pitzer College Series 2005A 04/01/25	5.000%	1,270,000	1,340,079
Series 2009 04/01/19	5.000%	1,610,000	1,887,338
University Southern California Series 2009C 10/01/24	5.250%	3,000,000	3,970,230
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC/FGIC) 10/01/16	5.000%	1,000,000	1,147,640
Revenue Bonds University California Institute Project Series 2005C 04/01/16	5.000%	1,000,000	1,106,870
Various University of California Projects Series 2005D 05/01/15	5.000%	1,000,000	1,101,400

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State University Revenue Bonds Systemwide Series 2009A 11/01/22	5.250%	2,500,000	2,992,350
University of California Revenue Bonds Series 2009O 05/15/20	5.000%	1,000,000	1,225,210
Total			16,443,332
Hospital 7.1%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A 08/01/24	5.250%	2,750,000	3,229,105
California Health Facilities Financing Authority Refunding Revenue Bonds Sutter Health Series 2011D 08/15/26	5.000%	2,250,000	2,624,377
Revenue Bonds Catholic Healthcare West Series 2009A 07/01/29	6.000%	1,250,000	1,490,413
Series 2009E 07/01/25	5.625%	1,500,000	1,738,215
Children's Hospital of Orange County Series 2009A 11/01/21	6.000%	2,000,000	2,429,540
California Statewide Communities Development Authority Revenue Bonds Health Facility Adventist Health System West Series 2005A 03/01/17	5.000%	1,000,000	1,083,950
John Muir Health Series 2006A 08/15/17	5.000%	3,000,000	3,432,840
Kaiser Permanente Series 2009A 04/01/19	5.000%	2,000,000	2,392,220
Sutter Health Series 2011A 08/15/26	5.500%	1,000,000	1,186,480
City of Newport Beach Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011 12/01/30	5.875%	1,000,000	1,247,820
Total			20,854,960

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Independent Power 3.3%
Kings River Conservation District Certificate of Participation Peaking Project Series 2004 05/01/14	5.000%	3,135,000	3,313,507
Sacramento Municipal Utility District Refunding Revenue Bonds Series 2005 (AMBAC) 07/01/15	5.250%	3,000,000	3,258,840
Revenue Bonds Cosumnes Project Series 2006 (NPFGC) 07/01/15	5.000%	1,000,000	1,077,100
07/01/29	5.125%	2,000,000	2,129,980
Total			9,779,427
Joint Power Authority 5.9%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A 02/01/22	5.250%	1,900,000	2,065,205
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM) 07/01/21	5.000%	2,500,000	2,912,275
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM) 07/01/22	5.000%	3,000,000	3,446,910
Southern California Public Power Authority Refunding Revenue Bonds Sanitary Power Project Series 2005A (AGM) 01/01/18	5.000%	2,000,000	2,180,960
Series 2008A 07/01/22	5.000%	2,000,000	2,324,560
Revenue Bonds Series 1989 07/01/13	6.750%	3,000,000	3,119,430
Southern Transmission Project Series 2008 07/01/27	6.000%	1,000,000	1,230,120
Total			17,279,460
Local Appropriation 7.7%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B 04/01/24	5.000%	1,495,000	1,712,418

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC) 05/01/21	4.750%	750,000	807,938
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM) 08/01/17	5.000%	1,000,000	1,153,830
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC) 09/01/15	5.000%	1,095,000	1,206,460
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Special Tax-Police Emergency Series 2002G (NPFGC/FGIC) 09/01/13	5.250%	1,500,000	1,560,240
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM) 08/01/22	5.000%	2,000,000	2,235,200
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A 03/01/26	5.000%	2,500,000	2,913,275
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/26	5.250%	1,085,000	1,228,806
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM) 08/01/17	5.000%	1,570,000	1,794,950
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A 11/01/27 5.000% 2,145,000 2,361,860 11/01/28	5.000%	1,155,000	1,261,375
San Mateo Joint Powers Financing Authority Refunding Revenue Bonds Youth Services Campus Series 2008A 07/15/20	5.000%	435,000	509,241
07/15/28	5.250%	2,275,000	2,573,343

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N 05/15/17	5.000%	1,000,000	1,160,140
Total			22,479,076
Local General Obligation 13.9%
Burbank Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1998B (NPFGC/FGIC)(a) 08/01/14	0.000%	3,000,000	2,951,520
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E 06/15/27	5.000%	3,380,000	4,016,048
City of Los Angeles Unlimited General Obligation Bonds Series 2011A 09/01/25	5.000%	3,000,000	3,649,410
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012 07/01/22	5.000%	1,000,000	1,119,920
Compton Unified School District(a) Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (AMBAC) 06/01/23	0.000%	2,025,000	1,238,632
06/01/24	0.000%	1,925,000	1,112,939
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM) 08/01/23	5.500%	1,490,000	1,955,610
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System Series 2003F (AMBAC) 04/01/15	5.000%	1,000,000	1,019,800
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM) 09/01/20	5.250%	1,280,000	1,585,062
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011(a) 09/01/16	0.000%	2,000,000	1,892,460

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC) 07/01/20	5.000%	1,000,000	1,154,670
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B(a) 08/01/22	0.000%	2,140,000	1,496,481
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 09/01/19	5.250%	1,000,000	1,260,440
Rancho Santiago Community College District(a) Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) 09/01/31	0.000%	3,785,000	1,578,761
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC)(a) 09/01/26	0.000%	1,100,000	607,519
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC)(a) 09/01/15	0.000%	1,000,000	975,240
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM) 08/15/19	5.500%	2,000,000	2,565,060
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC) 08/01/21	5.250%	2,375,000	2,965,425
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 08/01/18	5.000%	1,045,000	1,274,879
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2011 (AGM) 08/01/23	5.250%	3,000,000	3,603,750
Series 2012 08/01/27	5.000%	2,365,000	2,722,943
Total			40,746,569

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.9%
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2012 05/15/19	5.000%	1,000,000	1,155,160
05/15/20	5.000%	750,000	867,502
Revenue Bonds CHF-Irvine LLC-UCI East Campus Series 2008 05/15/17	5.000%	1,500,000	1,702,680
Munimae TE Bond Subsidiary LLC Series 2004A-2 AMT(b)(c)(d) 06/29/49	4.900%	2,000,000	1,819,960
Total			5,545,302
Municipal Power 8.5%
Anaheim Public Financing Authority Revenue Bonds Distribution System Electric Series 1999 (AMBAC) 10/01/13	5.000%	1,500,000	1,555,020
California State Department of Water Resources Revenue Bonds Series 2005G-11 05/01/18	5.000%	2,000,000	2,437,100
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/23	5.000%	1,000,000	1,149,140
City of Santa Clara Refunding Revenue Bonds Series 2011A 07/01/29	5.375%	1,000,000	1,172,530
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	2,000,000	2,251,360
Imperial Irrigation District Refunding Revenue Bonds Systems Series 2008 11/01/21	5.250%	2,500,000	2,949,975
Series 2011D 11/01/22	5.000%	2,860,000	3,468,093
11/01/23	5.000%	1,040,000	1,253,335
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2009B 07/01/23	5.250%	2,000,000	2,444,960
Subordinated Series 2007A-1 (AMBAC) 07/01/19	5.000%	1,000,000	1,191,830

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM) 08/15/21	5.000%	1,500,000	1,778,280
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009 01/01/22	5.000%	1,000,000	1,158,740
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC) 01/01/16	5.000%	2,055,000	2,162,169
Total			24,972,532
Oil & Gas 0.7%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009(e) 12/01/46	2.600%	2,000,000	2,069,300
Other Bond Issue 0.9%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012 11/01/27	5.000%	2,210,000	2,565,810
Ports 1.2%
Los Angeles Harbor Department Revenue Bonds Series 2009A 08/01/23	5.250%	2,000,000	2,419,580
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC) 11/01/29	5.000%	1,165,000	1,262,301
Total			3,681,881
Prepaid Gas 0.9%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/29	6.125%	2,000,000	2,564,100
Refunded/Escrowed 2.3%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA) 04/01/22	5.000%	1,100,000	1,265,451

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Asset-Backed Revenue Bonds Series 2003B 06/01/38	5.625%	1,500,000	1,547,145
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 1997 Series 2003F (AGM) 07/01/18	5.000%	1,275,000	1,315,570
Orange County Water District Prerefunded 08/15/13 Certificate of Participation Series 2003B (NPFGC) 08/15/17	5.375%	650,000	676,371
San Ramon Valley Unified School District Prerefunded 08/01/14 Unlimited General Obligation Bonds Election of 2002 Series 2004 (AGM) 08/01/16	5.250%	1,800,000	1,953,900
Total			6,758,437
Retirement Communities 2.3%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/24	5.375%	2,795,000	3,093,394
Revenue Bonds Casa de Las Campanas, Inc. Series 2010 09/01/15	4.000%	1,500,000	1,610,385
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006 07/01/26	5.000%	1,000,000	1,047,300
Insured Episcopal Home Series 2010B 02/01/19	5.100%	820,000	923,697
Total			6,674,776
Special Non Property Tax 2.2%
State of California Unlimited General Obligation Bonds Series 2004A (FGIC/NPFGC) 07/01/14	5.250%	1,000,000	1,081,000
Unlimited General Obligation Refunding Bonds Series 2009A 07/01/18	5.000%	3,000,000	3,659,490

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(f) 10/01/20	5.000%	1,490,000	1,691,820
Total			6,432,310
Special Property Tax 6.7%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/23	5.000%	1,070,000	1,147,233
County of El Dorado Refunding Special Tax Bonds Community Facilities District No. 92-1 Series 2012 09/01/26	5.000%	630,000	704,309
09/01/27	5.000%	805,000	893,139
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC) 11/01/14	5.500%	740,000	755,999
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC) 10/01/20	5.000%	1,515,000	1,608,339
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/17	5.250%	1,425,000	1,570,378
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC) 11/01/19	5.500%	1,070,000	1,231,559
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC) 02/01/14	5.500%	1,335,000	1,373,421
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/28	5.000%	1,785,000	1,954,700
09/01/29	5.000%	1,205,000	1,313,366
Redwood City Redevelopment Agency Tax Allocation Bonds Redevelopment Project Area No. 2 Series 2003A (AMBAC) 07/15/13	5.250%	1,000,000	1,022,040

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B 08/01/18	5.000%	1,255,000	1,397,016
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011(a) 06/01/14	0.000%	1,005,000	968,227
Sulphur Springs Union School District Refunding Special Tax Bonds Community Facilities District No. 2002-1-SE Series 2012 09/01/28	5.000%	1,050,000	1,145,319
09/01/29	5.000%	1,180,000	1,283,097
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010 09/01/25	5.000%	1,250,000	1,377,600
Total			19,745,742
State Appropriated 5.8%
Bay Area Governments Association Revenue Bonds State Payment Acceleration Notes Series 2006 (FGIC/NPFGC) 08/01/17	5.000%	2,000,000	2,142,000
Series 2006 (XLCA) 08/01/17	5.000%	2,000,000	2,060,520
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/28	5.000%	3,000,000	3,409,500
Revenue Bonds Department General Services Series 2006A 04/01/28	5.000%	1,000,000	1,074,900
Department of General Services-Butterfeld State Series 2005A 06/01/15	5.000%	1,200,000	1,328,052
Various Capital Projects Series 2011A 10/01/20	5.000%	2,000,000	2,416,500
Subordinated Series 2009I-1 11/01/17	5.000%	2,000,000	2,341,740
Subordinated Series 2010A-1 03/01/22	5.250%	2,000,000	2,357,160
Total			17,130,372

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 7.9%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2007A (FGIC)(f) 07/01/21	5.500%	1,500,000	1,644,930
State of California Unlimited General Obligation Bonds Series 2010 11/01/24	5.000%	5,000,000	5,868,900
Various Purpose Series 2007 12/01/26	5.000%	2,000,000	2,234,800
Series 2009 04/01/26	5.625%	2,000,000	2,364,460
10/01/29	5.250%	1,500,000	1,731,630
Series 2011 10/01/19	5.000%	4,000,000	4,904,680
Unlimited General Obligation Refunding Bonds Series 2007 08/01/18	5.000%	3,750,000	4,344,150
Total			23,093,550
Tobacco 0.7%
California County Tobacco Securitization Agency Asset-Backed Revenue Bonds Los Angeles Series 2006 06/01/21	5.250%	895,000	891,599
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Series 2005A (AMBAC) 06/01/14	5.000%	1,250,000	1,305,863
Total			2,197,462
Turnpike/Bridge/Toll Road 0.7%
Orange County Transportation Authority Refunding Revenue Bonds 91 Express Lanes Series 2003A (AMBAC) 08/15/19	5.000%	2,000,000	2,060,720
Water & Sewer 8.3%
City of Fresno Sewer System Revenue Bonds Series 2008A 09/01/23	5.000%	1,000,000	1,196,960
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A 06/01/25	5.750%	2,000,000	2,454,560
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC) 08/01/21	5.000%	1,000,000	1,097,100
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A 05/01/22	5.000%	2,020,000	2,324,333
Oxnard Financing Authority Revenue Bonds Project Series 2006 06/01/31	5.000%	4,315,000	4,658,345
Redwood Trunk Sewer & Headworks Series 2004A (NPFGC/FGIC) 06/01/29	5.000%	2,000,000	2,058,220
Sacramento County Sanitation Districts Financing Authority Revenue Bonds County Sanitation District 1 Series 2005 (NPFGC) 08/01/22	5.000%	1,500,000	1,673,220
Sacramento Regional County Sanitation Series 2006 (NPFGC/FGIC) 12/01/17	5.000%	1,000,000	1,159,260
San Diego Public Facilities Financing Authority Refunding Revenue Bonds Senior Series 2009B 05/15/25	5.250%	1,500,000	1,818,060
Series 2010A 08/01/24	5.000%	2,000,000	2,399,700

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Semitropic Improvement District Refunding Revenue Bonds Series 2012-A 12/01/23	5.000%	2,850,000	3,409,654
Total			24,249,412
Total Municipal Bonds (Cost: $261,846,488)			287,068,379

Money Market Funds 1.1%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.000%(g)	3,283,532	3,283,532
Total Money Market Funds (Cost: $3,283,532)		3,283,532
Total Investments (Cost: $265,130,020)		290,351,911
Other Assets & Liabilities, Net		3,147,399
Total Net Assets		293,499,310

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $1,819,960 or 0.62% of net assets.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $1,819,960, representing 0.62% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Munimae TE Bond Subsidiary LLC Series 2004A-2 4.900% 06/29/49	10-15-04	2,000,000

(d)  Income from this security may be subject to alternative minimum tax.

(e)  Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $3,336,750 or 1.14% of net assets.

(g)  The rate shown is the seven-day current annualized yield at October 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	287,068,379	—	287,068,379
Total Bonds	—	287,068,379	—	287,068,379
Other
Money Market Funds	3,283,532	—	—	3,283,532
Total Other	3,283,532	—	—	3,283,532
Total	3,283,532	287,068,379	—	290,351,911

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia California Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $265,130,020)	$290,351,911
Receivable for:
Investments sold	364,763
Capital shares sold	585,650
Interest	3,597,150
Expense reimbursement due from Investment Manager	9,059
Prepaid expenses	3,666
Total assets	294,912,199
Liabilities
Payable for:
Capital shares purchased	458,734
Dividend distributions to shareholders	810,450
Investment management fees	16,035
Distribution and service fees	1,599
Transfer agent fees	48,650
Administration fees	2,776
Compensation of board members	51,752
Other expenses	22,893
Total liabilities	1,412,889
Net assets applicable to outstanding capital stock	$293,499,310
Represented by
Paid-in capital	$268,317,983
Excess of distributions over net investment income	(40,656)
Accumulated net realized gain	92
Unrealized appreciation (depreciation) on:
Investments	25,221,891
Total — representing net assets applicable to outstanding capital stock	$293,499,310

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia California Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$21,507,239
Shares outstanding	2,025,984
Net asset value per share	$10.62
Maximum offering price per share(a)	$10.98
Class B
Net assets	$19,415
Shares outstanding	1,829
Net asset value per share	$10.62
Class C
Net assets	$6,304,639
Shares outstanding	594,209
Net asset value per share	$10.61
Class Z
Net assets	$265,668,017
Shares outstanding	25,082,254
Net asset value per share	$10.59

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia California Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$349
Interest	5,456,655
Total income	5,457,004
Expenses:
Investment management fees	573,000
Distribution fees
Class B	31
Class C	19,745
Service fees
Class B	10
Class C	6,582
Distribution and service fees — Class A	26,462
Transfer agent fees
Class A	20,897
Class B	8
Class C	5,208
Class Z	256,606
Administration fees	99,397
Compensation of board members	8,839
Custodian fees	1,637
Printing and postage fees	31,012
Registration fees	288
Professional fees	18,102
Other	6,526
Total expenses	1,074,350
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(331,832)
Expense reductions	(60)
Total net expenses	742,458
Net investment income	4,714,546
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	294,840
Net realized gain	294,840
Net change in unrealized appreciation (depreciation) on:
Investments	3,582,641
Net change in unrealized appreciation (depreciation)	3,582,641
Net realized and unrealized gain	3,877,481
Net increase in net assets resulting from operations	$8,592,027

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia California Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$4,714,546	$781,493	$8,330,999
Net realized gain	294,840	8,800	119,391
Net change in unrealized appreciation (depreciation)	3,582,641	2,567,551	17,385,205
Net increase in net assets resulting from operations	8,592,027	3,357,844	25,835,595
Distributions to shareholders
Net investment income
Class A	(325,479)	(49,341)	(413,298)
Class B	(97)	(5)	(582)
Class C	(60,878)	(8,181)	(72,180)
Class Z	(4,328,092)	(699,024)	(7,875,410)
Total distributions to shareholders	(4,714,546)	(756,551)	(8,361,470)
Increase (decrease) in net assets from capital stock activity	10,074,526	1,215,658	27,876,297
Total increase in net assets	13,952,007	3,816,951	45,350,422
Net assets at beginning of period	279,547,303	275,730,352	230,379,930
Net assets at end of period	$293,499,310	$279,547,303	$275,730,352
Excess of distributions over net investment income	$(40,656)	$(40,656)	$(65,598)

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	412,642	4,349,298	139,914	1,459,811	1,119,886	11,498,514
Distributions reinvested	21,617	228,354	3,174	33,227	22,921	233,754
Redemptions	(335,262)	(3,536,155)	(33,866)	(353,564)	(528,950)	(5,341,071)
Net increase	98,997	1,041,497	109,222	1,139,474	613,857	6,391,197
Class B shares
Subscriptions	1,582	16,729	—	—	258	2,711
Distributions reinvested	1	5	1	5	12	125
Redemptions(b)	—	—	—	—	(14,998)	(148,715)
Net increase (decrease)	1,583	16,734	1	5	(14,728)	(145,879)
Class C shares
Subscriptions	186,444	1,967,554	17,548	183,578	285,632	2,887,432
Distributions reinvested	2,011	21,240	237	2,481	2,131	21,747
Redemptions	(13,096)	(137,593)	(6,190)	(64,660)	(46,327)	(471,261)
Net increase	175,359	1,851,201	11,595	121,399	241,436	2,437,918
Class Z shares
Subscriptions	3,019,505	31,759,040	556,413	5,800,182	5,959,439	60,535,019
Distributions reinvested	53,866	567,766	7,914	82,696	74,771	759,777
Redemptions	(2,394,050)	(25,161,712)	(568,473)	(5,928,098)	(4,174,507)	(42,101,735)
Net increase (decrease)	679,321	7,165,094	(4,146)	(45,220)	1,859,703	19,193,061
Total net increase	955,260	10,074,526	116,672	1,215,658	2,700,268	27,876,297

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia California Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.47		$10.37		$9.65		$9.72		$9.34		$9.50		$9.63
Income from investment operations:
Net investment income	0.16		0.03		0.32		0.31		0.32		0.31		0.33
Net realized and unrealized gain (loss)	0.15		0.10		0.72		(0.07)		0.39		(0.16)		(0.13)
Total from investment operations	0.31		0.13		1.04		0.24		0.71		0.15		0.20
Less distributions to shareholders:
Net investment income	(0.16)		(0.03)		(0.32)		(0.31)		(0.32)		(0.31)		(0.33)
Net realized gains	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.16)		(0.03)		(0.32)		(0.31)		(0.33)		(0.31)		(0.33)
Net asset value, end of period	$10.62		$10.47		$10.37		$9.65		$9.72		$9.34		$9.50
Total return	3.01%		1.22%		10.87%		2.48%		7.65%		1.65%		2.08%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.96	%(c)	1.00	%(c)	1.00%		0.94%		0.90%		0.88%		0.91	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.73	%(c)(f)	0.73	%(c)	0.74	%(f)	0.80	%(f)	0.79	%(f)	0.75	%(f)	0.75	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.96	%(c)	1.00	%(c)	1.00%		0.94%		0.90%		0.88%		0.91%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.73	%(c)(f)	0.73	%(c)	0.74	%(f)	0.80	%(f)	0.79	%(f)	0.75	%(f)	0.75	%(f)
Net investment income	3.07	%(c)(f)	3.11	%(c)	3.13	%(f)	3.14	%(f)	3.34	%(f)	3.33	%(f)	3.40	%(f)
Supplemental data
Net assets, end of period (in thousands)	$21,507		$20,180		$18,858		$11,613		$14,059		$18,463		$13,488
Portfolio turnover	6%		0%		9%		26%		25%		19%		5%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.47		$10.37		$9.64		$9.71		$9.34		$9.49		$9.62
Income from investment operations:
Net investment income	0.12		0.02		0.25		0.24		0.25		0.24		0.26
Net realized and unrealized gain (loss)	0.15		0.10		0.71		(0.07)		0.37		(0.15)		(0.14)
Total from investment operations	0.27		0.12		0.96		0.17		0.62		0.09		0.12
Less distributions to shareholders:
Net investment income	(0.12)		(0.02)		(0.23)		(0.24)		(0.24)		(0.24)		(0.25)
Net realized gains	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.12)		(0.02)		(0.23)		(0.24)		(0.25)		(0.24)		(0.25)
Net asset value, end of period	$10.62		$10.47		$10.37		$9.64		$9.71		$9.34		$9.49
Total return	2.63%		1.16%		10.04%		1.72%		6.74%		1.00%		1.32%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.69	%(c)	1.78	%(c)	1.96%		1.69%		1.65%		1.63%		1.66	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.48	%(c)	1.48	%(c)	1.56	%(f)	1.55	%(f)	1.54	%(f)	1.50	%(f)	1.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.69	%(c)	1.78	%(c)	1.96%		1.69%		1.65%		1.63%		1.66%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.48	%(c)	1.48	%(c)	1.56	%(f)	1.55	%(f)	1.54	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	2.37	%(c)	2.38	%(c)	2.53	%(f)	2.41	%(f)	2.58	%(f)	2.58	%(f)	2.69	%(f)
Supplemental data
Net assets, end of period (in thousands)	$19		$3		$3		$144		$218		$348		$475
Portfolio turnover	6%		0%		9%		26%		25%		19%		5%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.47		$10.37		$9.64		$9.72		$9.35		$9.50		$9.63
Income from investment operations:
Net investment income	0.12		0.02		0.24		0.24		0.25		0.24		0.26
Net realized and unrealized gain (loss)	0.14		0.10		0.73		(0.08)		0.37		(0.15)		(0.14)
Total from investment operations	0.26		0.12		0.97		0.16		0.62		0.09		0.12
Less distributions to shareholders:
Net investment income	(0.12)		(0.02)		(0.24)		(0.24)		(0.24)		(0.24)		(0.25)
Net realized gains	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.12)		(0.02)		(0.24)		(0.24)		(0.25)		(0.24)		(0.25)
Net asset value, end of period	$10.61		$10.47		$10.37		$9.64		$9.72		$9.35		$9.50
Total return	2.52%		1.16%		10.15%		1.61%		6.74%		1.00%		1.31%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.71	%(c)	1.75	%(c)	1.73%		1.69%		1.65%		1.63%		1.66	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.48	%(c)(f)	1.48	%(c)	1.49	%(f)	1.55	%(f)	1.54	%(f)	1.50	%(f)	1.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.71	%(c)	1.75	%(c)	1.73%		1.69%		1.65%		1.63%		1.66%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.48	%(c)(f)	1.48	%(c)	1.49	%(f)	1.55	%(f)	1.54	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	2.31	%(c)(f)	2.36	%(c)	2.38	%(f)	2.42	%(f)	2.55	%(f)	2.58	%(f)	2.67	%(f)
Supplemental data
Net assets, end of period (in thousands)	$6,305		$4,384		$4,223		$1,599		$1,875		$1,061		$1,263
Portfolio turnover	6%		0%		9%		26%		25%		19%		5%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.45		$10.35		$9.63		$9.70		$9.33		$9.48		$9.61
Income from investment operations:
Net investment income	0.18		0.03		0.34		0.34		0.34		0.34		0.35
Net realized and unrealized gain (loss)	0.14		0.10		0.72		(0.07)		0.38		(0.15)		(0.13)
Total from investment operations	0.32		0.13		1.06		0.27		0.72		0.19		0.22
Less distributions to shareholders:
Net investment income	(0.18)		(0.03)		(0.34)		(0.34)		(0.34)		(0.34)		(0.35)
Net realized gains	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.18)		(0.03)		(0.34)		(0.34)		(0.35)		(0.34)		(0.35)
Net asset value, end of period	$10.59		$10.45		$10.35		$9.63		$9.70		$9.33		$9.48
Total return	3.04%		1.24%		11.16%		2.74%		7.82%		2.02%		2.33%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.71	%(c)	0.75	%(c)	0.74%		0.69%		0.65%		0.63%		0.66	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.48	%(c)(f)	0.48	%(c)	0.50	%(f)	0.55	%(f)	0.54	%(f)	0.50	%(f)	0.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.71	%(c)	0.75	%(c)	0.74%		0.69%		0.65%		0.63%		0.66%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.48	%(c)(f)	0.48	%(c)	0.50	%(f)	0.55	%(f)	0.54	%(f)	0.50	%(f)	0.50	%(f)
Net investment income	3.32	%(c)(f)	3.35	%(c)	3.39	%(f)	3.43	%(f)	3.56	%(f)	3.58	%(f)	3.66	%(f)
Supplemental data
Net assets, end of period (in thousands)	$265,668		$254,981		$252,647		$217,024		$211,046		$187,844		$203,426
Portfolio turnover	6%		0%		9%		26%		25%		19%		5%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Semiannual Report 2012
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Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and

Semiannual Report 2012
24

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2012, other expenses paid to this company were $1,050.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.19
Class C	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $27,006 for Class A and $299 for Class shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below),

Semiannual Report 2012
25

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.73%
Class B	1.48
Class C	1.48
Class Z	0.48

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $265,130,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,548,000
Unrealized depreciation	(326,000)
Net unrealized appreciation	$25,222,000

The following capital loss carryforward, determined as of April 30, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	307,894

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $25,990,004 and $15,946,268, respectively, for the six months ended October 31, 2012.

Note 6. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 80.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal

Semiannual Report 2012
26

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
27

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Semiannual Report 2012
28

Columbia California Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia California Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1085 D (12/12)

Semiannual Report

October 31, 2012

Columbia Georgia Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Georgia Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Georgia Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Georgia Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Georgia Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.06% excluding sales charges for the six-month period that ended October 31, 2012.

>  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 2.70% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/04/92
Excluding sales charges		2.06	6.59	4.81	3.96
Including sales charges		-1.30	3.17	4.13	3.62
Class B	06/07/93
Excluding sales charges		1.68	5.80	4.01	3.18
Including sales charges		-1.32	2.80	4.01	3.18
Class C	06/17/92
Excluding sales charges		1.67	5.79	4.03	3.18
Including sales charges		0.67	4.79	4.03	3.18
Class Z	03/01/92	2.19	6.86	5.07	4.22
Barclays 3-15 Year Blend Municipal Bond Index		2.70	7.68	6.11	5.05

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2012)
AAA rating	10.4
AA rating	56.8
A rating	21.2
BBB rating	9.8
Not rated	1.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2012
3

Columbia Georgia Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.60	1,021.12	4.13	4.13	0.81
Class B	1,000.00	1,000.00	1,016.80	1,017.39	7.88	7.88	1.55
Class C	1,000.00	1,000.00	1,016.70	1,017.34	7.93	7.93	1.56
Class Z	1,000.00	1,000.00	1,021.90	1,022.38	2.85	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.6%
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2010C 01/01/25	5.000%	1,500,000	1,757,280
Forest Products 1.0%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A 03/01/15	5.150%	1,000,000	1,087,580
Higher Education 13.1%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Series 2010 12/01/16	4.000%	250,000	278,508
Ugaref East Campus Housing Series 2011 12/01/25	5.000%	1,000,000	1,173,810
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008 07/01/21	5.000%	1,260,000	1,405,328
Bulloch County Development Authority Revenue Bonds Georgia Southern University Housing Foundation Four Series 2008 (AGM) 07/01/20	5.250%	1,000,000	1,203,540
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM) 08/01/25	5.000%	1,225,000	1,431,008
Cobb County Development Authority Revenue Bonds Kennesaw State University Foundation, Inc. Series 2004 (NPFGC) 07/15/19	5.000%	1,870,000	1,968,081
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009 07/01/24	5.500%	2,500,000	2,906,150
Private Colleges & Universities Authority Revenue Bonds Spelman College Series 2003 06/01/19	5.250%	2,250,000	2,307,465

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A 08/01/23	5.000%	1,125,000	1,269,529
Total			13,943,419
Hospital 7.4%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B(AMBAC) 04/01/16	4.000%	1,110,000	1,215,483
Cobb County Kennestone Hospital Authority(a) Refunding Revenue Bonds Anticipation Certificates Series 2012 04/01/29	5.000%	1,500,000	1,768,110
DeKalb Private Hospital Authority Revenue Bonds Children's Healthcare Series 2009 11/15/17	5.000%	320,000	376,989
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A 06/15/23	5.250%	2,000,000	2,306,360
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM) 07/01/23	5.000%	2,000,000	2,252,240
Total			7,919,182
Joint Power Authority 4.9%
Municipal Electric Authority of Georgia Revenue Bonds Project One Subordinated Series 2008A 01/01/21	5.250%	1,395,000	1,731,432
Subordinated Series 2008D 01/01/23	6.000%	1,000,000	1,189,050
Series 1992B (NPFGC) 01/01/16	6.375%	2,000,000	2,245,720
Total			5,166,202
Local Appropriation 7.0%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM) 12/01/17	5.000%	1,310,000	1,514,530

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clayton County Development Authority Refunding Revenue Bonds Tuff Archives LLC Series 2012 07/01/24	5.000%	1,295,000	1,548,717
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009 11/01/17	5.000%	1,000,000	1,160,570
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM) 12/01/24	5.000%	2,650,000	3,178,940
Total			7,402,757
Local General Obligation 17.8%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM) 12/01/17	5.000%	795,000	954,366
Barrow County School District Unrefunded Unlimited General Obligation Bonds Series 2006 02/01/14	5.000%	335,000	354,346
Carroll County Georgia School District Unlimited General Obligation Bonds Series 2011 04/01/14	4.000%	1,000,000	1,050,440
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A 08/01/22	5.000%	2,000,000	2,384,460
City of Atlanta Unlimited General Obligation Public Improvement Bonds Series 2004B (NPFGC) 12/01/18	5.000%	1,000,000	1,083,680
City of Calhoun Unlimited General Obligation Bonds School Series 2012 09/01/29	4.000%	1,500,000	1,651,035
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC) 09/01/19	5.250%	2,000,000	2,295,180
Douglas County School District Unlimited General Obligation Bonds Series 2007 (AGM) 04/01/21	5.000%	2,000,000	2,342,740

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010 02/01/24	5.000%	1,500,000	1,947,615
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM) 08/01/14	5.250%	1,000,000	1,084,240
Series 2004 (AGM) 08/01/19	5.250%	2,000,000	2,535,280
Thomas County School District Unlimited General Obligation Bonds Sales Tax Series 2012 03/01/18	5.000%	1,000,000	1,201,500
Total			18,884,882
Multi-Family 4.6%
Cobb County Development Authority Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC) 07/15/27	5.250%	2,250,000	2,348,730
Kennesaw State University-Housing Series 2004A (NPFGC) 07/15/19	5.250%	2,000,000	2,132,520
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT(b)(c) 12/01/29	6.250%	455,000	467,444
Total			4,948,694
Municipal Power 4.2%
City of Griffin Improvement Refunding Bonds Series 2002 (AMBAC) 01/01/19	5.125%	2,585,000	2,650,737
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(d) 10/01/24	5.000%	220,000	252,208
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2002JJ (XLCA)(d) 07/01/16	5.375%	1,405,000	1,559,971
Total			4,462,916
Prepaid Gas 0.3%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A 09/15/19	5.250%	295,000	339,138

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded/Escrowed 6.8%
Barrow County School District Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity 02/01/14	5.000%	665,000	704,248
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008 02/01/22	5.000%	1,000,000	1,204,770
Unlimited General Obligation Bonds Series 2008 Escrowed to Maturity 02/01/17	5.000%	1,000,000	1,176,970
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G 12/01/20	5.000%	2,000,000	2,429,840
Walton County School District Prerefunded 08/01/15 Unlimited General Obligation Bonds Series 2005A (NPFGC) 08/01/22	5.000%	1,500,000	1,685,205
Total			7,201,033
Special Non Property Tax 5.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.250%	2,430,000	3,005,376
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N (NPFGC/BNY) 07/01/18	6.250%	1,770,000	2,040,509
Territory of Guam Revenue Bonds Series 2011A(d) 01/01/31	5.000%	300,000	337,017
Total			5,382,902
Special Property Tax 1.6%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM) 12/01/20	5.250%	1,545,000	1,724,050
State General Obligation 3.9%
State of Georgia Unlimited General Obligation Bonds Series 2009D 05/01/23	5.000%	2,000,000	2,443,540
Series 2012A 07/01/31	4.000%	1,500,000	1,681,155
Total			4,124,695

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 3.3%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2006 (NPFGC) 06/01/16	5.000%	2,000,000	2,293,440
BAN Series 2009A 06/01/21	5.000%	1,000,000	1,205,690
Total			3,499,130
Water & Sewer 15.4%
Augusta Water & Sewerage Refunding Revenue Bonds Series 2007 (AGM) 10/01/21	5.000%	1,000,000	1,188,450
10/01/22	5.000%	2,000,000	2,376,900
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM) 11/01/17	5.000%	2,000,000	2,377,180
County of DeKalb Refunding Revenue Bond Water & Sewerage Series 2006B 10/01/21	5.250%	2,000,000	2,531,200
County of Fulton Water & Sewerage Revenue Bonds Series 2004 (NPFGC/FGIC) 01/01/30	5.000%	1,500,000	1,566,705
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA) 09/01/16	5.000%	1,030,000	1,136,224
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC) 07/01/17	5.000%	1,140,000	1,343,125
07/01/22	5.000%	1,855,000	2,056,750
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM) 02/01/25	5.000%	1,495,000	1,748,133
Total			16,324,667
Total Municipal Bonds (Cost: $95,278,882)			104,168,527

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Money Market Funds 3.0%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.000%(e)	3,159,937	3,159,937
Total Money Market Funds (Cost: $3,159,937)		3,159,937
Total Investments (Cost: $98,438,819)		107,328,464
Other Assets & Liabilities, Net		(1,068,097)
Net Assets		106,260,367

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(c)  Income from this security may be subject to alternative minimum tax.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $2,149,196 or 2.02% of net assets.

(e)  The rate shown is the seven-day current annualized yield at October 31, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

BNY  Bank of New York

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	104,168,527	—	104,168,527
Total Bonds	—	104,168,527	—	104,168,527
Other
Money Market Funds	3,159,937	—	—	3,159,937
Total Other	3,159,937	—	—	3,159,937
Total	3,159,937	104,168,527	—	107,328,464

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $98,438,819)	$107,328,464
Receivable for:
Capital shares sold	200,191
Interest	1,380,699
Expense reimbursement due from Investment Manager	2,487
Prepaid expenses	2,785
Total assets	108,914,626
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,762,845
Capital shares purchased	504,855
Dividend distributions to shareholders	262,976
Investment management fees	5,826
Distribution and service fees	1,355
Transfer agent fees	19,787
Administration fees	1,020
Compensation of board members	82,081
Other expenses	13,514
Total liabilities	2,654,259
Net assets applicable to outstanding capital stock	$106,260,367
Represented by
Paid-in capital	$97,141,476
Undistributed net investment income	165,804
Accumulated net realized gain	63,442
Unrealized appreciation (depreciation) on:
Investments	8,889,645
Total — representing net assets applicable to outstanding capital stock	$106,260,367

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$20,988,510
Shares outstanding	1,866,053
Net asset value per share	$11.25
Maximum offering price per share(a)	$11.63
Class B
Net assets	$265,164
Shares outstanding	23,560
Net asset value per share	$11.25
Class C
Net assets	$4,425,698
Shares outstanding	393,300
Net asset value per share	$11.25
Class Z
Net assets	$80,580,995
Shares outstanding	7,162,542
Net asset value per share	$11.25

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$130
Interest	1,903,662
Total income	1,903,792
Expenses:
Investment management fees	210,046
Distribution fees
Class B	1,114
Class C	15,546
Service fees
Class B	371
Class C	5,182
Distribution and service fees — Class A	25,494
Transfer agent fees
Class A	19,956
Class B	289
Class C	4,058
Class Z	78,440
Administration fees	36,758
Compensation of board members	8,434
Custodian fees	1,004
Printing and postage fees	18,878
Registration fees	269
Professional fees	16,147
Other	5,248
Total expenses	447,234
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(107,148)
Total net expenses	340,086
Net investment income	1,563,706
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	78,600
Net realized gain	78,600
Net change in unrealized appreciation (depreciation) on:
Investments	585,387
Net change in unrealized appreciation (depreciation)	585,387
Net realized and unrealized gain	663,987
Net increase in net assets resulting from operations	$2,227,693

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$1,563,706	$270,367	$3,218,869
Net realized gain	78,600	1,328	89,867
Net change in unrealized appreciation (depreciation)	585,387	812,629	5,603,483
Net increase in net assets resulting from operations	2,227,693	1,084,324	8,912,219
Distributions to shareholders
Net investment income
Class A	(287,386)	(47,105)	(581,420)
Class B	(3,097)	(660)	(9,810)
Class C	(42,710)	(7,119)	(80,774)
Class Z	(1,230,512)	(206,766)	(2,560,819)
Total distributions to shareholders	(1,563,705)	(261,650)	(3,232,823)
Increase (decrease) in net assets from capital stock activity	1,534,284	(129,978)	(11,131,127)
Total increase (decrease) in net assets	2,198,272	692,696	(5,451,731)
Net assets at beginning of period	104,062,095	103,369,399	108,821,130
Net assets at end of period	$106,260,367	$104,062,095	$103,369,399
Undistributed net investment income	$165,804	$165,803	$157,086

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	189,432	2,118,634	21,093	235,451	192,801	2,103,521
Distributions reinvested	18,901	212,129	2,857	31,937	31,915	349,426
Redemptions	(119,205)	(1,338,243)	(11,268)	(125,579)	(331,602)	(3,581,870)
Net increase (decrease)	89,128	992,520	12,682	141,809	(106,886)	(1,128,923)
Class B shares
Subscriptions	81	911	14	154	256	2,783
Distributions reinvested	170	1,912	42	466	494	5,410
Redemptions(b)	(10,004)	(112,202)	(29)	(318)	(17,757)	(193,559)
Net increase (decrease)	(9,753)	(109,379)	27	302	(17,007)	(185,366)
Class C shares
Subscriptions	72,096	807,238	202	2,272	87,482	965,912
Distributions reinvested	2,829	31,755	474	5,294	4,844	53,110
Redemptions	(32,043)	(358,670)	(16,748)	(186,566)	(44,600)	(487,616)
Net increase (decrease)	42,882	480,323	(16,072)	(179,000)	47,726	531,406
Class Z shares
Subscriptions	479,697	5,379,403	29,958	334,239	834,015	9,196,772
Distributions reinvested	5,546	62,243	631	7,056	6,602	72,210
Redemptions	(470,165)	(5,270,826)	(39,111)	(434,384)	(1,811,102)	(19,617,226)
Net increase (decrease)	15,078	170,820	(8,522)	(93,089)	(970,485)	(10,348,244)
Total net increase (decrease)	137,335	1,534,284	(11,885)	(129,978)	(1,046,652)	(11,131,127)

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.18		$11.09		$10.50		$10.58		$10.18		$10.35		$10.54
Income from investment operations:
Net investment income	0.16		0.03		0.33		0.33		0.34		0.37		0.40
Net realized and unrealized gain (loss)	0.07		0.09		0.59		(0.08)		0.40		(0.17)		(0.19)
Total from investment operations	0.23		0.12		0.92		0.25		0.74		0.20		0.21
Less distributions to shareholders:
Net investment income	(0.16)		(0.03)		(0.33)		(0.33)		(0.34)		(0.37)		(0.40)
Total distributions to shareholders	(0.16)		(0.03)		(0.33)		(0.33)		(0.34)		(0.37)		(0.40)
Net asset value, end of period	$11.25		$11.18		$11.09		$10.50		$10.58		$10.18		$10.35
Total return	2.06%		1.05%		8.85%		2.35%		7.31%		2.04%		2.00%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.01	%(c)	1.02	%(c)	1.04%		0.99%		0.95%		0.92%		0.95	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.81	%(c)	0.80	%(c)	0.80	%(f)	0.80	%(f)	0.78	%(f)	0.75	%(f)	0.75	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.01	%(c)	1.02	%(c)	1.04%		0.99%		0.95%		0.92%		0.95%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.81	%(c)	0.80	%(c)	0.80	%(f)	0.80	%(f)	0.78	%(f)	0.75	%(f)	0.75	%(f)
Net investment income	2.81	%(c)	2.92	%(c)	2.99	%(f)	3.09	%(f)	3.20	%(f)	3.67	%(f)	3.80	%(f)
Supplemental data
Net assets, end of period (in thousands)	$20,989		$19,861		$19,563		$19,641		$19,433		$14,801		$13,742
Portfolio turnover	6%		0%		11%		11%		22%		22%		28%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.18		$11.10		$10.50		$10.58		$10.19		$10.35		$10.55
Income from investment operations:
Net investment income	0.12		0.02		0.24		0.25		0.26		0.30		0.32
Net realized and unrealized gain (loss)	0.07		0.08		0.60		(0.08)		0.39		(0.16)		(0.20)
Total from investment operations	0.19		0.10		0.84		0.17		0.65		0.14		0.12
Less distributions to shareholders:
Net investment income	(0.12)		(0.02)		(0.24)		(0.25)		(0.26)		(0.30)		(0.32)
Total distributions to shareholders	(0.12)		(0.02)		(0.24)		(0.25)		(0.26)		(0.30)		(0.32)
Net asset value, end of period	$11.25		$11.18		$11.10		$10.50		$10.58		$10.19		$10.35
Total return	1.68%		0.90%		8.10%		1.59%		6.41%		1.38%		1.15%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.76	%(c)	1.77	%(c)	1.81%		1.74%		1.70%		1.67%		1.70	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.55	%(c)	1.55	%(c)	1.55	%(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.76	%(c)	1.77	%(c)	1.81%		1.74%		1.70%		1.67%		1.70%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.55	%(c)	1.55	%(c)	1.55	%(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	2.08	%(c)	2.17	%(c)	2.25	%(f)	2.33	%(f)	2.47	%(f)	2.92	%(f)	3.05	%(f)
Supplemental data
Net assets, end of period (in thousands)	$265		$373		$369		$528		$886		$1,266		$1,364
Portfolio turnover	6%		0%		11%		11%		22%		22%		28%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.18		$11.09		$10.50		$10.58		$10.18		$10.35		$10.55
Income from investment operations:
Net investment income	0.12		0.02		0.24		0.25		0.26		0.30		0.32
Net realized and unrealized gain (loss)	0.07		0.09		0.59		(0.08)		0.40		(0.17)		(0.20)
Total from investment operations	0.19		0.11		0.83		0.17		0.66		0.13		0.12
Less distributions to shareholders:
Net investment income	(0.12)		(0.02)		(0.24)		(0.25)		(0.26)		(0.30)		(0.32)
Total distributions to shareholders	(0.12)		(0.02)		(0.24)		(0.25)		(0.26)		(0.30)		(0.32)
Net asset value, end of period	$11.25		$11.18		$11.09		$10.50		$10.58		$10.18		$10.35
Total return	1.67%		0.99%		8.00%		1.59%		6.51%		1.28%		1.14%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.75	%(c)	1.77	%(c)	1.78%		1.74%		1.70%		1.67%		1.70	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.56	%(c)	1.55	%(c)	1.55	%(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.75	%(c)	1.77	%(c)	1.78%		1.74%		1.70%		1.67%		1.70%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.56	%(c)	1.55	%(c)	1.55	%(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	2.06	%(c)	2.17	%(c)	2.23	%(f)	2.34	%(f)	2.42	%(f)	2.92	%(f)	3.05	%(f)
Supplemental data
Net assets, end of period (in thousands)	$4,426		$3,919		$4,066		$3,347		$3,567		$2,100		$1,830
Portfolio turnover	6%		0%		11%		11%		22%		22%		28%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.18		$11.09		$10.50		$10.58		$10.18		$10.35		$10.54
Income from investment operations:
Net investment income	0.17		0.03		0.35		0.36		0.36		0.40		0.42
Net realized and unrealized gain (loss)	0.07		0.09		0.59		(0.08)		0.40		(0.17)		(0.19)
Total from investment operations	0.24		0.12		0.94		0.28		0.76		0.23		0.23
Less distributions to shareholders:
Net investment income	(0.17)		(0.03)		(0.35)		(0.36)		(0.36)		(0.40)		(0.42)
Total distributions to shareholders	(0.17)		(0.03)		(0.35)		(0.36)		(0.36)		(0.40)		(0.42)
Net asset value, end of period	$11.25		$11.18		$11.09		$10.50		$10.58		$10.18		$10.35
Total return	2.19%		1.07%		9.08%		2.61%		7.58%		2.30%		2.26%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.76	%(c)	0.77	%(c)	0.79%		0.74%		0.70%		0.67%		0.70	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.56	%(c)	0.55	%(c)	0.55	%(f)	0.55	%(f)	0.53	%(f)	0.50	%(f)	0.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.76	%(c)	0.77	%(c)	0.79%		0.74%		0.70%		0.67%		0.70%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.56	%(c)	0.55	%(c)	0.55	%(f)	0.55	%(f)	0.53	%(f)	0.50	%(f)	0.50	%(f)
Net investment income	3.06	%(c)	3.17	%(c)	3.24	%(f)	3.34	%(f)	3.46	%(f)	3.92	%(f)	4.05	%(f)
Supplemental data
Net assets, end of period (in thousands)	$80,581		$79,910		$79,371		$85,305		$110,040		$110,408		$106,927
Portfolio turnover	6%		0%		11%		11%		22%		22%		28%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Georgia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Semiannual Report 2012
19

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and

Semiannual Report 2012
20

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2012, other expenses paid to this company were $794.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.19
Class C	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $7,578 for Class A, $4 for Class B and $1,746 for Class C shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses

Semiannual Report 2012
21

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class Z	0.56

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class Z	0.55

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $98,439,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,889,000
Unrealized depreciation	—
Net unrealized appreciation	$8,889,000

The following capital loss carryforward, determined as of April 30, 2012 and March 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	April 30, 2012 Amount ($)	March 31, 2012 Amount ($)
2017	15,158	—
2018	—	16,486
Total	15,158	16,486

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $8,196,188 and $6,306,450, respectively, for the six months ended October 31, 2012.

Note 6. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 76.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to

Semiannual Report 2012
22

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

$500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
23

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Semiannual Report 2012
24

Columbia Georgia Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
25

Columbia Georgia Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1090 D (12/12)

Semiannual Report

October 31, 2012

Columbia Short Term Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Short Term Municipal Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

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>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	31
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Short Term Municipal Bond Fund (the Fund) Class A shares returned 0.56% excluding sales charges for the six-month period ended October 31, 2012.

>  The Fund outperformed the Barclays 1-3 Year Municipal Bond Index, which returned 0.48% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/02/93
Excluding sales charges		0.56	1.56	2.55	2.40
Including sales charges		-0.48	0.51	2.35	2.30
Class B	10/12/93	0.18	0.80	1.78	1.64
Class C	05/19/94
Excluding sales charges		0.18	0.70	1.78	1.64
Including sales charges		-0.82	-0.30	1.78	1.64
Class Z	10/07/93	0.68	1.81	2.80	2.66
Barclays 1-3 Year Municipal Bond Index		0.48	1.44	2.99	2.71

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays 1-3 Year Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at October 31, 2012)
California	11.5
New York	11.3
Illinois	9.9
Florida	7.6
Massachusetts	6.5
Texas	5.3
Washington	3.5
New Jersey	3.4
Michigan	3.4
Ohio	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

Quality Breakdown (%) (at October 31, 2012)
AAA rating	8.5
AA rating	38.8
A rating	44.4
BBB rating	5.5
Not rated	2.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.60	1,021.58	3.64	3.67	0.72
Class B	1,000.00	1,000.00	1,001.80	1,017.80	7.42	7.48	1.47
Class C	1,000.00	1,000.00	1,001.80	1,017.80	7.42	7.48	1.47
Class Z	1,000.00	1,000.00	1,006.80	1,022.84	2.38	2.40	0.47

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 90.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.6%
Alabama 21st Century Authority Revenue Bonds Series 2012A 06/01/18	5.000%	1,250,000	1,484,225
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A 03/01/17	5.000%	4,560,000	5,361,374
03/01/18	5.000%	7,510,000	9,066,523
Series 2009A
05/01/14	5.000%	9,000,000	9,618,570
Auburn University Revenue Bonds Series 2012A 06/01/16	5.000%	3,000,000	3,467,820
Mobile Industrial Development Board Revenue Bonds Alabama Power Company Series 2007(a) 06/01/34	1.650%	5,000,000	5,101,800
Total			34,100,312
Alaska 1.3%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A 04/01/16	5.000%	2,500,000	2,847,050
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003 01/01/16	5.000%	9,200,000	10,295,168
State of Alaska Unlimited General Obligation Bonds Series 2003A (AGM) 08/01/14	5.000%	14,000,000	14,498,680
Total			27,640,898
Arizona 1.5%
Arizona School Facilities Board Certificate of Participation Series 2005A-1 (FGIC/NPFGC) 09/01/14	5.000%	10,000,000	10,816,900
Series 2008 09/01/13	5.500%	8,000,000	8,349,120
County of Pima Refunding Revenue Bonds Sewer System Series 2011A 07/01/13	5.000%	1,250,000	1,287,600

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Phoenix Civic Improvement Corp. Revenue Bonds Senior Lien Series 2002B (NPFGC/FGIC) AMT(b) 07/01/17	5.750%	6,000,000	6,020,520
State of Arizona Certificate of Participation Department Administration Series 2010A (AGM) 10/01/15	5.000%	5,000,000	5,554,350
Total			32,028,490
California 11.1%
California Health Facilities Financing Authority Refunding Revenue Bonds St. Joseph Health System Series 2009C(a) 07/01/34	5.000%	12,000,000	12,903,360
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2008A 02/01/13	5.000%	11,000,000	11,132,330
California Pollution Control Financing Authority Refunding Revenue Bonds South Dakota Gas and Electric Series 1996A (NPFGC) 06/01/14	5.900%	4,500,000	4,880,160
California Pollution Control Financing Authority(a) Refunding Revenue Bonds BP West Coast Products LLC Series 2009 12/01/46	2.600%	5,000,000	5,173,250
California State Public Works Board Refunding Revenue Bonds Department of Corrections Series 2012I 06/01/15	5.000%	2,080,000	2,301,957
Richmond Laboratory Project Series 2012J 11/01/14	3.000%	1,445,000	1,511,369
11/01/15	4.000%	2,035,000	2,222,769
Revenue Bonds Various Capital Projects Series 2011A 10/01/16	4.000%	2,000,000	2,218,880
Subordinated Series 2010A-1 03/01/15	5.000%	3,000,000	3,292,410
03/01/16	5.000%	1,325,000	1,494,746
California Statewide Communities Development Authority Revenue Bonds Kaiser Permanente Series 2009A 04/01/13	5.000%	10,250,000	10,451,105

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Proposition 1A Receivables Program
Series 2009 06/15/13	5.000%	20,945,000	21,560,364
California Statewide Communities Development Authority(b) Revenue Bonds Disposal-Republic Services, Inc. Series 2003A AMT 12/01/12	4.950%	3,000,000	3,011,557
City of Los Angeles Department of Airports Refunding Revenue Bonds Ontario International Series 2006A (NPFGC) AMT(b) 05/15/14	4.750%	3,410,000	3,608,803
County of Sacramento Revenue Bonds GNMA Mortgage Series 1998A Escrowed to Maturity AMT(b) 07/01/16	8.000%	12,810,000	15,920,012
Gilroy Unified School District Unlimited General Obligation Bonds BAN Series 2010 Escrowed to Maturity 04/01/13	5.000%	730,000	744,585
Unrefunded Unlimited General Obligation Bonds BAN Series 2010 04/01/13	5.000%	8,185,000	8,341,252
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1 06/01/39	6.750%	4,250,000	4,410,650
Long Beach Community College District Unlimited General Obligation Bonds BAN Series 2010A 01/15/13	9.850%	13,875,000	14,146,256
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2012C 01/01/16	5.000%	10,000,000	11,292,000
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2011O 07/01/14	4.000%	2,300,000	2,421,785
Northern California Power Agency Revenue Bonds Series 2010A 07/01/15	4.000%	1,355,000	1,473,305
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007A (NPFGC) AMT(b) 11/01/13	5.000%	5,610,000	5,868,453

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California Prerefunded 07/01/14 Unlimited General Obligation Bonds Series 2004A
07/01/15	5.000%	1,170,000	1,261,143
Unlimited General Obligation Bonds Series 2010 11/01/13	4.000%	1,650,000	1,710,506
11/01/14	4.000%	1,250,000	1,336,513
Various Purpose Series 2005 03/01/15	5.000%	4,000,000	4,405,560
Series 2006 03/01/14	5.000%	4,000,000	4,243,520
Series 2011 10/01/16	5.000%	20,000,000	23,175,800
Unlimited General Obligation Refunding Bonds Series 2004 12/01/15	5.000%	2,200,000	2,357,784
Series 2007 11/01/14	5.000%	7,530,000	8,200,772
Series 2012 02/01/15	5.000%	15,885,000	17,441,412
Unrefunded Unlimited General Obligation Bonds Series 2004A 07/01/15	5.000%	1,690,000	1,819,741
State of California(a) Unlimited General Obligation Refunding Bonds Series 2009B 07/01/23	5.000%	19,250,000	20,672,382
Total			237,006,491
Colorado 1.6%
City & County of Denver Airport System(b) Revenue Bonds Series 2011A AMT 11/15/15	5.000%	1,500,000	1,681,125
Series 2011B AMT 11/15/15	5.000%	8,000,000	8,966,000
System Series 2012A AMT 11/15/14	4.000%	500,000	533,215
11/15/15	4.000%	500,000	545,435
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2011A 11/15/14	4.000%	5,380,000	5,768,597
Colorado Health Facilities Authority(a) Prerefunded 11/12/13 Revenue Bonds Catholic Health Initiatives Series 2008D2 10/01/38	5.250%	315,000	331,100
Revenue Bonds
Catholic Health Initiatives
Series 2009B
07/01/39	5.000%	3,000,000	3,002,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds Catholic Health Initiatives Series 2008D2
10/01/38	5.250%	2,185,000	2,292,502
Denver Wastewater Management Division Department of Public Works Revenue Bonds Series 2012
11/01/14	5.000%	2,440,000	2,664,041
E-470 Public Highway Authority Revenue Bonds Senior Capital Appreciation Series 1997B (NPFGC)(c) 09/01/16	0.000%	4,460,000	4,013,599
Regional Transportation District Certificate of Participation Series 2010A 06/01/15	5.000%	1,420,000	1,559,458
06/01/16	5.000%	2,010,000	2,267,461
Total			33,625,263
Connecticut 1.8%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B 08/15/15	4.000%	2,500,000	2,691,250
08/15/17	5.000%	5,000,000	5,766,350
Connecticut Housing Finance Authority Revenue Bonds Subordinated Series 2012D-1 11/15/14	0.850%	3,215,000	3,220,755
11/15/15	1.200%	3,710,000	3,741,757
Connecticut State Development Authority(a) Refunding Revenue Bonds Connecticut Light & Power Co. Series 2011 09/01/28	1.250%	6,000,000	6,029,520
Connecticut State Development Authority(a)(b) Revenue Bonds Connecticut Light & Power Series 1996A AMT 05/01/31	1.550%	6,000,000	6,042,600
State of Connecticut Unlimited General Obligation Bonds Series 2011A(a) 05/15/15	0.710%	11,265,000	11,265,000
Total			38,757,232

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.4%
University of Delaware Revenue Bonds Series 2009A(a) 11/01/37	0.850%	9,500,000	9,534,295
District of Columbia 0.3%
District of Columbia Certificate of Participation Series 2006 (NPFGC/FGIC) 01/01/17	5.250%	5,925,000	6,701,945
Florida 7.3%
Citizens Property Insurance Corp. Refunding Revenue Bonds Senior Secured High Risk Series 2007A (NPFGC) 03/01/13	5.000%	15,000,000	15,231,600
Revenue Bonds Senior Secured Series 2012A-1 06/01/17	5.000%	15,000,000	16,990,650
Citizens Property Insurance Corp.(a) Revenue Bonds High Risk Series 2010A3 06/01/13	1.960%	20,000,000	20,148,200
City of Jacksonville Refunding Revenue Bonds Better Jacksonville Series 2012
10/01/17	5.000%	2,000,000	2,336,500
Revenue Bonds Series 2010A-1 10/01/16	5.000%	5,000,000	5,755,350
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,302,380
County of Hillsborough Solid Waste & Resource Recovery Revenue Bonds Series 2006A (AMBAC) AMT(b) 09/01/14	5.000%	3,025,000	3,230,095
County of Miami-Dade Revenue Bonds Miami International Airport Series 2007C (AGM) AMT(b)
10/01/13	5.000%	3,500,000	3,641,540
Florida Department of Environmental Protection Refunding Revenue Bonds Florida Forever Series 2011B 07/01/15	5.000%	15,335,000	17,056,814

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012A 07/01/16	4.000%	13,915,000	15,518,008
07/01/17	4.000%	14,470,000	16,412,597
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	3,085,000	3,311,748
Florida Municipal Loan Council Revenue Bonds 9B Design-Build Finance Project Series 2012
08/15/16	1.750%	9,250,000	9,238,715
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund Series 2011B AMT(b) 06/01/14	5.000%	2,000,000	2,126,920
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009
10/01/14	5.000%	2,000,000	2,138,820
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23 10/01/17	5.000%	3,000,000	3,583,470
State of Florida Unlimited General Obligation Refunding Bonds Capital Outlay Series 2009D
06/01/14	5.000%	16,460,000	17,666,024
Total			156,689,431
Georgia 2.8%
Burke County Development Authority(a) Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 1994-9T 10/01/32	1.200%	5,000,000	5,036,800
Series 1995-4T 10/01/32	1.200%	2,000,000	2,014,720
Series 2012 11/01/48	1.550%	5,000,000	5,026,600
12/01/49	1.750%	3,000,000	3,053,070
12/01/49	1.750%	8,000,000	8,098,720
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2003D (FGIC/NPFGC) AMT(b) 01/01/15	5.250%	5,000,000	5,259,600

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District Unlimited General Obligation Bonds Series 2007
02/01/13	5.000%	5,485,000	5,551,314
Sales Tax Series 2012A 10/01/16	4.000%	9,500,000	10,772,050
Municipal Electric Authority of Georgia Prerefunded 01/01/14 Revenue Bonds Series 1998Y (AGM) 01/01/17	6.500%	100,000	107,264
Revenue Bonds Combined Cycle Project Series 2012A
11/01/14	4.000%	1,000,000	1,068,280
11/01/15	4.000%	3,045,000	3,330,408
Unrefunded Revenue Bonds Series 1998Y (AGM) 01/01/17	6.500%	6,200,000	6,961,670
Public Gas Partners, Inc. Revenue Bonds Series 2009A
10/01/14	5.000%	3,630,000	3,909,800
Total			60,190,296
Hawaii 0.4%
State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT(b) 07/01/15	5.000%	7,000,000	7,749,630
Idaho 0.3%
Idaho Housing & Finance Association Revenue Bonds Series 2011 08/15/13	4.000%	5,525,000	5,685,778
Illinois 9.7%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Series 2010F 12/01/15	5.000%	2,000,000	2,244,280
Chicago Board of Education(c) Unlimited General Obligation Bonds Capital Appreciation-Chicago School Reform Series 1997A (AMBAC)
12/01/14	0.000%	7,085,000	6,939,758
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC/FGIC) 12/01/15	5.250%	3,165,000	3,549,611

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Transit Authority Revenue Bonds Federal Transportation Administration Section 5307 Funds Series 2006 (AMBAC) 06/01/15	5.000%	2,615,000	2,866,197
City of Chicago Midway Airport Refunding Revenue Bonds 2nd Lien Series 2004B (AMBAC) 01/01/18	5.000%	5,120,000	5,514,189
City of Chicago Midway Airport(a) Revenue Bonds 2nd Lien Series 2010B 01/01/34	5.000%	5,500,000	5,914,865
City of Chicago O'Hare International Airport(b) Refunding Revenue Bonds General-Senior Lien Series 2012A AMT
01/01/17	5.000%	8,000,000	9,144,080
Passenger Facility Charge Series 2012B AMT 01/01/17	5.000%	13,125,000	15,002,006
City of Chicago Wastewater Transmission Refunding Revenue Bonds Series 1993 (NPFGC/FGIC) 01/01/13	5.375%	720,000	726,084
County of Cook Unlimited General Obligation Bonds Capital Equipment Series 2009D 11/15/14	5.000%	3,000,000	3,255,990
Unlimited General Obligation Refunding Bonds Series 2009C 11/15/12	5.000%	4,000,000	4,007,672
Illinois Finance Authority Prerefunded 07/01/13 Revenue Bonds Art Institute of Chicago Series 2010B
07/01/15	4.000%	13,850,000	14,189,048
Revenue Bonds Art Institute of Chicago Series 2010A 03/01/15	5.000%	3,200,000	3,503,808
Series 2012A 03/01/14	4.000%	1,000,000	1,045,790
03/01/15	5.000%	1,000,000	1,098,120
Northwestern Memorial Hospital Series 2009A 08/15/13	5.000%	3,500,000	3,620,505

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(a) Revenue Bonds Ascension Health Series 2012E 11/15/42	5.000%	2,750,000	3,038,695
University of Chicago Series 1998 07/01/25	3.375%	5,650,000	5,855,265
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/15	5.000%	3,615,000	3,942,989
06/01/16	5.000%	8,280,000	9,259,855
Regional Transportation Authority Revenue Bonds Series 2006A (NPFGC) 07/01/18	5.000%	4,970,000	5,666,943
State of Illinois Revenue Bonds Series 2012B 06/15/17	5.000%	9,000,000	10,553,850
Unlimited General Obligation Refunding Bonds Series 2002 XLCA 08/01/15	5.500%	7,825,000	8,745,376
Series 2006 01/01/13	5.000%	7,000,000	7,055,440
01/01/16	5.000%	4,655,000	5,178,362
Series 2010 01/01/14	5.000%	19,590,000	20,578,707
01/01/16	5.000%	10,000,000	11,124,300
Series 2010 (AGM) 01/01/16	5.000%	4,250,000	4,732,035
Series 2010 Escrowed to Maturity 01/01/14	5.000%	6,045,000	6,378,563
Series 2012 08/01/16	5.000%	20,000,000	22,606,600
Total			207,338,983
Indiana 1.1%
City of Whiting Revenue Bonds BP Products North America, Inc. Series 2008(a)
06/01/44	2.800%	13,250,000	13,704,740
Indiana Finance Authority Revenue Bonds 2nd Lien-CWA Series 2011C
10/01/16	3.000%	10,000,000	10,717,400
Total			24,422,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.6%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,185,166
07/01/16	5.000%	1,150,000	1,296,567
Iowa Student Loan Liquidity Corp.
Revenue Bonds
Series 2009-1
12/01/14	3.750%	5,050,000	5,297,046
12/01/14	5.000%	5,475,000	5,894,659
Iowa Student Loan Liquidity Corp.(b)
Revenue Bonds
Senior Series 2011A-1 AMT
12/01/15	3.500%	20,300,000	21,435,785
Total			35,109,223
Kentucky 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B(a) 05/01/39	5.000%	2,000,000	2,164,980
Louisiana 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A
10/01/14	4.000%	1,545,000	1,635,568
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	4,505,000	5,114,391
Louisiana Offshore Terminal Authority Revenue Bonds Loop LLC Project Series 2010B-1(a)
10/01/40	1.875%	3,500,000	3,535,245
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana Series 2010B
11/01/15	2.875%	2,750,000	2,841,135
Orleans Parish Parishwide School District Unlimited General Obligation Refunding Bonds Series 2010 (AGM) 09/01/15	4.000%	8,240,000	8,880,742
09/01/16	5.000%	3,785,000	4,301,350

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transit Authority Revenue Bonds Sales Tax Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,254,305
12/01/16	4.000%	1,000,000	1,115,720
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 2nd Lien Series 2010A-1(a) 05/01/43	0.960%	21,250,000	21,283,150
Total			49,961,606
Maine 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2010B 07/01/15	5.000%	3,455,000	3,804,266
07/01/16	4.000%	3,555,000	3,880,851
Total			7,685,117
Massachusetts 4.8%
Commonwealth of Massachusetts(a) Unlimited General Obligation Bonds Series 2010A
02/01/13	0.590%	14,500,000	14,505,655
02/01/14	0.740%	5,050,000	5,051,868
Unlimited General Obligation Refunding Bonds Series 2011A
02/01/14	0.690%	6,680,000	6,680,000
02/01/15	0.870%	2,000,000	2,000,000
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Series 2012C
07/01/15	5.000%	2,000,000	2,172,960
07/01/16	5.000%	1,600,000	1,770,640
Boston University Series 2009V-2 10/01/14	2.875%	4,975,000	5,193,502
Massachusetts Development Finance Agency(a) Revenue Bonds Partners Healthcare Series 2011K-3 07/01/38	0.860%	8,430,000	8,429,916
Williams College Series 2011N 07/01/41	0.710%	11,250,000	11,263,050
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I 01/01/16	5.250%	12,500,000	13,817,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency Revenue Bonds Construction Loan Notes Series 2012A
11/01/13	0.800%	1,800,000	1,800,846
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A 07/01/15	5.000%	1,500,000	1,661,250
Massachusetts Port Authority(b) Refunding Revenue Bonds Series 2010E AMT 07/01/14	5.000%	5,000,000	5,333,150
07/01/15	5.000%	4,000,000	4,393,240
Pioneer Valley Transit Authority Revenue Notes RAN Series 2012 07/26/13	1.500%	15,000,000	15,089,850
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC) 11/01/15	5.000%	3,000,000	3,371,790
Total			102,534,967
Michigan 3.1%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/15	5.000%	1,505,000	1,622,661
07/01/17	5.000%	1,500,000	1,646,505
Detroit City School District Unlimited General Obligation Refunding Bonds Improvement School Building & Site
Series 2012A (Qualified School Board Loan Fund) 05/01/14	4.000%	1,700,000	1,777,741
Michigan Finance Authority Revenue Bonds Unemployment Obligation Assessment Series 2012 07/01/15	5.000%	20,000,000	22,386,600
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group Series 2010 11/15/15	5.000%	2,000,000	2,260,400
Michigan State Hospital Finance Authority(a) Revenue Bonds Ascension Health Care Group Series 1999 11/15/33	0.900%	5,000,000	5,009,650

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund Refunding Revenue Bonds Dow Chemical Series 2003B-1 06/01/14	6.250%	12,000,000	13,012,320
Michigan Strategic Fund(a) Refunding Revenue Bonds Detroit Edison Series 2009
08/01/24	3.050%	5,000,000	5,008,750
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metro Airport Series 2010C
12/01/14	5.000%	12,805,000	13,913,785
Total			66,638,412
Minnesota 0.4%
Minneapolis-St Paul Metropolitan Airports Commission(b) Refunding Revenue Bonds Senior Series 2009B AMT 01/01/14	5.000%	2,055,000	2,164,655
Subordinated Series 2010D AMT 01/01/16	5.000%	5,160,000	5,729,922
Total			7,894,577
Mississippi 0.6%
Mississippi Development Bank Revenue Bonds Marshall County Industrial Development Authority Series 2012 01/01/14	4.000%	1,845,000	1,919,575
01/01/15	4.000%	375,000	401,310
01/01/16	4.000%	1,500,000	1,645,335
State of Mississippi Prerefunded 11/01/12 Unlimited General Obligation Bonds Capital Improvement Series 2002 (FGIC)
11/01/13	5.250%	7,925,000	7,925,000
Total			11,891,220
Missouri 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds Metrolink Cross County Project Series 2002B (AGM)
10/01/15	5.250%	10,500,000	10,972,710
Missouri State Board of Public Buildings Refunding Revenue Bonds Series 2011A 10/01/16	3.000%	6,195,000	6,745,735
Total			17,718,445

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.7%
City of Reno Revenue Bonds Renown Regional Medical Center Project Series 2007A
06/01/13	5.000%	500,000	510,645
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC) 07/01/17	5.000%	13,380,000	14,741,950
Total			15,252,595
New Jersey 3.0%
City of Newark Unlimited General Obligation Notes BAN Series 2012B 06/28/13	2.500%	3,000,000	3,012,840
County of Union Unlimited General Obligation Bonds Series 2012B 03/01/15	3.000%	4,060,000	4,288,700
03/01/16	3.000%	4,080,000	4,383,511
03/01/17	3.000%	4,085,000	4,442,478
New Brunswick Parking Authority Refunding Revenue Bonds City Guaranteed Parking Series 2012
09/01/13	2.000%	1,150,000	1,164,938
09/01/15	3.000%	1,500,000	1,584,450
New Jersey Building Authority Refunding Revenue Bonds Series 2007B 06/15/13	5.000%	8,205,000	8,437,612
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2010DD-1
12/15/17	5.000%	4,435,000	5,290,423
Transportation Project Sublease Series 2008A
05/01/17	5.000%	11,345,000	13,311,656
New Jersey Economic Development Authority(c) Revenue Bonds Capital Appreciation-Economic Recovery Series 1992A 03/15/13	0.000%	4,500,000	4,490,325
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A 06/15/15	5.000%	3,000,000	3,190,320

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Series 2010S 02/15/13	5.000%	10,000,000	10,140,400
Total			63,737,653
New Mexico 0.8%
Incorporated County of Los Alamos Revenue Bonds Series 2004A (AGM) 07/01/15	5.000%	2,555,000	2,618,619
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT(b) 09/01/14	3.900%	4,890,000	5,111,028
State of New Mexico Revenue Bonds Series 2009A 07/01/14	5.000%	7,895,000	8,511,442
Total			16,241,089
New York 9.7%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon Series 2009A 01/01/13	5.000%	1,500,000	1,510,245
01/01/14	5.000%	2,000,000	2,090,860
Buffalo & Fort Erie Public Bridge Authority
Refunding Revenue Bonds
Series 2005(a)
01/01/25	2.625%	9,855,000	10,074,471
City of New York Unlimited General Obligation Bonds Series 2004H-A 03/01/15	5.000%	6,500,000	7,170,735
Series 2005G 08/01/18	5.000%	3,650,000	4,155,124
Series 2005J (FGIC) 03/01/16	5.000%	8,000,000	8,806,880
Series 2005O 06/01/14	5.000%	4,250,000	4,558,125
Series 2009E 08/01/15	5.000%	3,500,000	3,921,750
Subordinated Series 1996-J2 02/15/15	5.000%	5,870,000	6,464,690
County of Monroe Limited General Obligation Refunding Bonds Series 2012 03/01/15	5.000%	1,000,000	1,080,150

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Rockland General Obligation Limited Notes BAN Series 2012B 06/06/13	4.000%	1,250,000	1,256,325
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012 05/01/15	5.000%	2,000,000	2,205,420
05/01/17	5.000%	3,000,000	3,515,730
Long Island Power Authority Revenue Bonds Series 2003B 06/01/13	5.250%	4,250,000	4,371,253
Metropolitan Transportation Authority Revenue Bonds Series 2003B (NPFGC/FGIC) 11/15/16	5.250%	4,500,000	4,714,740
Series 2012E 11/15/16	4.000%	1,000,000	1,118,830
11/15/17	5.000%	1,000,000	1,182,780
Subordinated Series 2012B-2 11/01/16	5.000%	8,085,000	9,457,995
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A 02/15/15	5.000%	4,500,000	4,933,710
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009C-1 08/01/14	5.000%	6,795,000	7,358,441
Subordinated Series 2011E
11/01/12	4.000%	7,000,000	7,000,726
New York City Trust for Cultural Resources Revenue Bonds Julliard School Series 2009B(a) 01/01/36	1.350%	7,350,000	7,413,283
New York State Dormitory Authority Refunding Revenue Bonds Department of Health Series 2004 (NPFGC/FGIC) 07/01/14	5.000%	3,660,000	3,919,348
Revenue Bonds Mental Health Services Facilities Improvement Series 2009 02/15/13	5.000%	13,505,000	13,688,533
Mount Sinai School of Medicine Series 2010A 07/01/15	5.000%	1,000,000	1,099,700
07/01/16	5.000%	2,645,000	2,980,598
Municipal Facilities Health-Lease NYC Series 2008-1 01/15/14	5.000%	6,300,000	6,629,994

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency Refunding Revenue Bonds Consolidated Series 2011A 09/15/13	5.000%	5,000,000	5,203,650
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I
01/01/17	5.000%	1,000,000	1,158,830
Local Highway & Bridge Series 2012A
04/01/15	4.000%	8,500,000	9,207,285
Port Authority of New York & New Jersey Revenue Bonds Consolidated 131st Series 2003 (CIFG/TCRS) AMT(b) 12/15/16	5.000%	10,000,000	10,379,300
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2011B 06/01/14	5.000%	7,950,000	8,510,554
06/01/16	5.000%	20,000,000	22,923,800
Town of Ramapo Unlimited General Obligation Notes BAN Series 2011C 12/05/12	2.000%	8,855,000	8,860,995
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012-B 11/15/17	5.000%	3,325,000	3,995,586
United Nations Development Corp. Refunding Revenue Bonds Series 2009A
07/01/13	4.500%	2,200,000	2,261,490
07/01/14	5.000%	2,000,000	2,147,780
Total			207,329,706
North Carolina 2.1%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2003F 01/01/13	5.375%	7,000,000	7,058,310
Series 2012D
01/01/16	5.000%	5,875,000	6,637,105
North Carolina Municipal Power Agency No. 1 Revenue Bonds Series 2003A (AMBAC) 01/01/15	5.250%	2,000,000	2,016,500
State of North Carolina Refunding Revenue Bonds Series 2011B 11/01/16	5.000%	17,555,000	20,539,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Series 2011C 05/01/13	5.000%	9,355,000	9,578,023
Total			45,829,815
North Dakota 1.1%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT(a)(b) 07/01/38	3.500%	22,000,000	22,931,040
Ohio 2.3%
Cleveland Department of Public Utilities Division of Water Revenue Bonds Subordinated Lien Series 2012
01/25/13	1.500%	10,000,000	9,999,900
County of Franklin Refunding Revenue Bonds Ohiohealth Corp. Series 2003C (NPFGC) 05/15/15	5.250%	3,420,000	3,506,389
05/15/16	5.250%	4,090,000	4,191,514
Ohio Air Quality Development Authority(a) Refunding Revenue Bonds Ohio Power Co. Series 2010A 06/01/41	3.250%	6,150,000	6,290,527
Ohio Air Quality Development Authority(a)(b) Refunding Revenue Bonds Ohio Power Co. Galvin Series 2010A AMT
12/01/27	2.875%	3,130,000	3,193,195
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 11/01/28	5.000%	3,330,000	3,610,586
Ohio State Building Authority Prerefunded 04/01/13 Revenue Bonds State Facilities-Administration Building Fund Series 2003A (AGM)
04/01/15	5.000%	2,080,000	2,121,558
State of Ohio Unlimited General Obligation Refunding Bonds Common Schools Series 2009C
09/15/14	5.000%	15,000,000	16,286,700
Total			49,200,369

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 0.4%
Oklahoma County Finance Authority Revenue Bonds Midwest City - Delaware City Public Schools Series 2012
03/01/14	2.000%	1,750,000	1,780,415
03/01/15	2.000%	1,500,000	1,537,665
Tulsa County Industrial Authority Revenue Bonds Broken Arrow Public School Series 2012 09/01/17	3.500%	1,850,000	2,028,802
Jenks Public Schools Series 2009
09/01/13	4.000%	1,000,000	1,030,400
09/01/14	5.500%	1,280,000	1,396,314
Total			7,773,596
Oregon 0.2%
Oregon Health & Science University Revenue Bonds Series 2012A 07/01/14	4.000%	1,000,000	1,052,270
Oregon State Department of Administrative Services Certificate of Participation Series 2009A 05/01/14	5.000%	3,125,000	3,337,156
Total			4,389,426
Pennsylvania 1.5%
Monroeville Finance Authority Revenue Bonds Series 2012 02/15/18	4.000%	1,250,000	1,408,638
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E 05/15/15	5.000%	4,250,000	4,704,622
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012
07/01/15	5.000%	2,000,000	2,208,300
Pennsylvania Turnpike Commission(a) Revenue Bonds Series 2009C 12/01/12	0.830%	10,000,000	10,001,728
Series 2011B 06/01/14	0.860%	3,000,000	3,001,890
Series 2011D 12/01/13	0.560%	7,000,000	6,999,930

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeastern Pennsylvania Transportation Authority Revenue Bonds Capital Grant Receipts Series 2011
06/01/13	3.000%	750,000	760,388
06/01/13	5.000%	800,000	820,376
06/01/14	3.000%	1,000,000	1,034,530
06/01/14	5.000%	430,000	458,350
Total			31,398,752
Rhode Island 0.3%
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2003A (AGM) 05/15/16	5.000%	5,610,000	5,751,596
South Carolina 1.3%
Greenville County School District Prerefunded 12/01/12 Revenue Bonds Building Equity Sooner Tomorrow Series 2002
12/01/16	5.875%	5,475,000	5,555,702
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2009E 01/01/14	5.000%	1,500,000	1,579,680
01/01/15	5.000%	8,225,000	9,014,024
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2009A 10/01/13	5.000%	5,000,000	5,210,550
Series 2012A 10/01/15	4.000%	6,000,000	6,560,580
Total			27,920,536
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011 09/01/14	5.000%	1,470,000	1,584,454
Tennessee 0.6%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 01/01/14	5.750%	2,000,000	2,115,680
Series 1993 (NPFGC) 01/01/15	5.250%	4,550,000	4,958,226

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Memphis-Shelby County Airport Authority(b) Refunding Revenue Bonds Series 2010B AMT 07/01/15	4.000%	2,060,000	2,191,325
07/01/16	5.000%	1,000,000	1,124,210
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012 07/01/16	5.000%	1,250,000	1,442,025
Total			11,831,466
Texas 5.2%
City Public Service Board of San Antonio Refunding Revenue Bonds Systems Series 2011
02/01/16	5.000%	4,000,000	4,577,400
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2011A AMT(b) 07/01/14	5.000%	5,000,000	5,369,050
City of Houston Utility System(a) Refunding Revenue Bonds Combined First Lien-SIFMA Series 2012 05/15/34	0.810%	6,000,000	6,000,000
SIFMA Index Series 2012 05/15/34	0.760%	3,500,000	3,506,265
City of Houston Limited General Obligation Refunding Bonds Series 2011A 03/01/16	5.000%	11,470,000	13,128,906
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,377,325
Clear Creek Independent School District(d) Unlimited General Obligation Refunding Bonds Series 2012A (Permanent School Fund Guarantee) 02/15/15	4.000%	5,225,000	5,650,942
02/15/16	5.000%	5,130,000	5,877,082
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America Series 2007(a) 01/01/42	2.300%	2,950,000	2,993,188
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee)(a) 06/01/30	2.500%	7,500,000	7,817,475
Lower Colorado River Authority Refunding Revenue Bonds Series 2010 05/15/14	5.000%	2,190,000	2,344,088
Series 2010 Escrowed to Maturity 05/15/14	5.000%	5,000	5,353
05/15/14	5.000%	5,000	5,360
05/15/15	5.000%	5,000	5,578
05/15/15	5.000%	10,000	11,157
Revenue Bonds Series 2010 Escrowed to Maturity 05/15/14	5.000%	30,000	32,120
Unrefunded Revenue Bonds
Series 2010
05/15/15	5.000%	3,985,000	4,422,713
North East Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2012 (Permanent School Fund Guarantee) 08/01/16	5.000%	5,000,000	5,822,950
08/01/17	5.000%	4,920,000	5,888,847
North Texas Tollway Authority Revenue Bonds 1st Tier Series 2009A
01/01/13	5.000%	1,300,000	1,309,412
Northside Independent School District(a) Unlimited General Obligation Bonds School Building Series 2010 (Permanent School Fund Guarantee)
08/01/40	1.200%	16,000,000	16,114,240
Series 2012 (Permanent School Fund Guarantee)
06/01/32	1.000%	7,000,000	7,028,560
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/15	5.000%	610,000	676,142
10/01/16	5.000%	1,925,000	2,187,609
10/01/17	5.000%	2,865,000	3,318,644
State of Texas Unlimited General Obligation Refunding Bonds College Student Loan Series 2010 AMT(b) 08/01/15	5.000%	5,775,000	6,427,517
Total			111,897,923

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.9%
City of Riverton Revenue Bonds IHC Health Services, Inc. Series 2009 08/15/13	5.000%	1,400,000	1,450,638
Intermountain Power Agency Refunding Revenue Bonds Series 2009A 07/01/13	5.000%	10,000,000	10,314,800
State of Utah Unlimited General Obligation Bonds Series 2009C 07/01/14	5.000%	2,500,000	2,696,500
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	4,690,000	5,150,230
Total			19,612,168
Virginia 0.6%
City of Norfolk Unlimited General Obligation Bonds BAN Series 2011A 01/01/14	3.000%	3,250,000	3,277,430
County of Pittsylvania Unlimited General Obligation Refunding Bonds Series 2010A 07/15/13	3.500%	3,000,000	3,008,040
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(a)
10/01/33	2.375%	3,335,000	3,415,474
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A(a)
05/01/33	4.050%	3,500,000	3,644,480
Total			13,345,424
Washington 3.5%
City of Seattle Municipal Light & Power Prerefunded 08/01/14 Revenue Bonds Series 2004 (AGM) 08/01/15	5.000%	835,000	902,577
Unrefunded Revenue Bonds Series 2004 (AGM) 08/01/15	5.000%	5,165,000	5,579,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010 01/01/15	5.000%	2,900,000	3,157,143
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B 07/01/17	5.000%	40,220,000	47,902,020
FYI Properties Revenue Bonds Washington State Disposal Project Series 2009
06/01/13	5.000%	2,400,000	2,460,408
Port of Seattle Refunding Revenue Bonds Series 2010B AMT(b) 12/01/15	5.000%	5,500,000	6,172,980
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012 12/01/17	4.000%	2,000,000	2,305,220
State of Washington Certificate of Participation State and Local Agencies Series 2012 07/01/16	4.000%	3,500,000	3,889,795
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC) 10/01/28	4.700%	1,395,000	1,498,314
Total			73,868,206
West Virginia 0.7%
County of Mason Revenue Bonds Appalachian Power Co. Series 2003L(a) 10/01/22	2.000%	8,000,000	8,042,720
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT(a)(b)
01/01/41	2.250%	3,750,000	3,778,837
West Virginia University Revenue Bonds West Virginia University Projects Series 2011C(a) 10/01/41	0.860%	4,000,000	4,000,760
Total			15,822,317
Total Municipal Bonds (Cost: $1,894,606,994)			1,928,787,862

Floating Rate Notes 4.3%

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Colorado 0.4%
City of Colorado Springs Utilities System Refunding Revenue Bonds VRDN Series 2004 (Citibank)(e)(f) 11/01/23	0.270%	9,600,000	9,600,000
Florida 0.1%
Pinellas County Health Facilities Authority Revenue Bonds Baycare Health Systems, Inc. VRDN Series 2009 (U.S. Bank)(e)(f)
11/01/38	0.240%	2,000,000	2,000,000
Indiana 0.6%
Indiana Development Finance Authority Revenue Bonds PSI Energy, Inc. Projects VRDN Series 2003A AMT(b)(e) 12/01/38	0.520%	12,000,000	12,000,000
Louisiana 0.2%
Louisiana Public Facilities Authority Refunding Revenue Bonds Fransiscan Mission Obligation VRDN Series 2005D (U.S. Bank)(e)(f) 07/01/28	0.210%	4,000,000	4,000,000
Michigan 0.2%
University of Michigan Revenue Bonds Hospital VRDN Series 2007A (University of Michigan)(e)(f) 12/01/37	0.200%	5,000,000	5,000,000
Mississippi 0.4%
Mississippi Business Finance Corp. Revenue Bonds Chevron USA, Inc. Project VRDN Series 2009A (Chevron Corp.)(e)(f) 12/01/30	0.220%	8,000,000	8,000,000
New York 0.4%
New York State Dormitory Authority Revenue Bonds Culinary Institute American VRDN Series 2006 (TD Bank)(e)(f)
07/01/36	0.230%	7,975,000	7,975,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Ohio 0.7%
Ohio Higher Educational Facility Commission Revenue Bonds Pooled Program VRDN Series 2006 (Fifth Third Bank)(e)(f) 09/01/36	0.360%	15,935,000	15,935,000
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health VRDN Series 2008 (U.S. Bank)(e)(f) 09/01/27	0.220%	6,010,000	6,010,000
Wisconsin 1.0%
Wisconsin Health & Educational Facilities Authority(e)(f) Revenue Bonds 16th Street Community Health Center VRDN Series 2006 (JP Morgan Chase Bank) 01/01/36	0.200%	5,370,000	5,370,000
Indian Community School of Milwaukee VRDN Series 2006 (JP Morgan Chase Bank) 12/01/36	0.200%	6,000,000	6,000,000
Wisconsin Housing & Economic Development Authority Revenue Bonds Non-Ace VRDN Series 2012A (Federal Home Loan Bank)(e)(f) 05/01/55	0.220%	9,100,000	9,100,000
Total			20,470,000
Total Floating Rate Notes (Cost: $90,990,000)			90,990,000

Municipal Short Term 3.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.2%
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012 10/01/15	5.000%	4,600,000	5,122,652
Connecticut 0.1%
Town of East Haven Unlimited General Obligation Notes BAN Series 2012 07/31/13	2.000%	2,625,000	2,646,919

Municipal Short Term (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.6%
City of Methuen General Obligation Limited Notes BAN Series 2012 08/09/13	1.250%	12,500,000	12,572,750
City of Quincy Limited General Obligation Notes BAN Series 2012 01/25/13	2.000%	15,000,000	15,059,400
Town of Holyoke General Obligation Limited Notes BAN Series 2011B 11/14/12	1.500%	5,843,900	5,846,006
Total			33,478,156
New Jersey 0.4%
City of Newark Unlimited General Obligation Notes TAN Series 2012A 02/20/13	2.400%	3,500,000	3,500,910
Hudson County Improvement Authority Revenue Notes BAN Series 2012 08/07/13	1.500%	5,000,000	5,032,250
Total			8,533,160
New York 1.1%
County of Rockland Limited General Obligation Notes TAN Series 2012 03/06/13	2.500%	5,000,000	5,011,800
Town of Oyster Bay General Obligation Unlimited Notes BAN Series 2012B 08/09/13	3.000%	15,000,000	15,268,800
Wyandanch Union Free School District Unlimited General Obligation Notes TAN Series 2012 06/28/13	3.250%	2,375,000	2,382,101
Total			22,662,701
South Carolina 0.4%
South Carolina Association of Governmental Organizations Certificate of Participation Series 2012B 04/15/13	1.500%	8,000,000	8,046,080
Total Municipal Short Term (Cost: $80,503,838)			80,489,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Money Market Funds 0.7%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.000%(g)	15,081,942	15,081,942
Total Money Market Funds (Cost: $15,081,942)		15,081,942
Total Investments (Cost: $2,081,182,774)		2,115,349,472
Other Assets & Liabilities, Net		19,299,901
Net Assets		2,134,649,373

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(b)  Income from this security may be subject to alternative minimum tax.

(c)  Zero coupon bond.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  Interest rate varies to reflect current market conditions; rate shown is the effective rate on October 31, 2012.

(f)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g)  The rate shown is the seven-day current annualized yield at October 31, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,928,787,862	—	1,928,787,862
Total Bonds	—	1,928,787,862	—	1,928,787,862
Short-Term Securities
Floating Rate Notes	—	90,990,000	—	90,990,000
Municipal Short Term	—	80,489,668	—	80,489,668
Total Short-Term Securities	—	171,479,668	—	171,479,668
Other
Money Market Funds	15,081,942	—	—	15,081,942
Total Other	15,081,942	—	—	15,081,942
Total	15,081,942	2,100,267,530	—	2,115,349,472

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $2,081,182,774)	$2,115,349,472
Receivable for:
Investments sold	456,291
Capital shares sold	15,895,769
Interest	24,239,950
Expense reimbursement due from Investment Manager	47,267
Prepaid expenses	13,428
Total assets	2,156,002,177
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	11,528,890
Capital shares purchased	6,805,810
Dividend distributions to shareholders	2,365,110
Investment management fees	103,777
Distribution and service fees	11,119
Transfer agent fees	363,094
Administration fees	18,464
Compensation of board members	89,749
Other expenses	66,791
Total liabilities	21,352,804
Net assets applicable to outstanding capital stock	$2,134,649,373
Represented by
Paid-in capital	$2,109,305,285
Undistributed net investment income	2,229,686
Accumulated net realized loss	(11,052,296)
Unrealized appreciation (depreciation) on:
Investments	34,166,698
Total — representing net assets applicable to outstanding capital stock	$2,134,649,373

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$198,974,795
Shares outstanding	18,862,834
Net asset value per share	$10.55
Maximum offering price per share(a)	$10.66
Class B
Net assets	$169,058
Shares outstanding	16,029
Net asset value per share	$10.55
Class C
Net assets	$31,034,764
Shares outstanding	2,941,716
Net asset value per share	$10.55
Class Z
Net assets	$1,904,470,756
Shares outstanding	180,526,827
Net asset value per share	$10.55

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$5,213
Interest	20,325,424
Total income	20,330,637
Expenses:
Investment management fees	3,966,339
Distribution fees
Class B	662
Class C	122,367
Service fees
Class B	221
Class C	40,789
Distribution and service fees — Class A	260,108
Transfer agent fees
Class A	209,888
Class B	177
Class C	32,902
Class Z	1,999,736
Administration fees	704,721
Compensation of board members	28,532
Custodian fees	8,520
Printing and postage fees	52,831
Registration fees	57,497
Professional fees	31,499
Other	23,232
Total expenses	7,540,021
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,820,149)
Expense reductions	(40)
Total net expenses	5,719,832
Net investment income	14,610,805
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(297,848)
Net realized loss	(297,848)
Net change in unrealized appreciation (depreciation) on:
Investments	96,901
Net change in unrealized appreciation (depreciation)	96,901
Net realized and unrealized loss	(200,947)
Net increase in net assets resulting from operations	$14,409,858

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$14,610,805	$2,640,195	$35,721,601
Net realized loss	(297,848)	(11,682)	(1,801,444)
Net change in unrealized appreciation (depreciation)	96,901	2,238,474	11,922,226
Net increase in net assets resulting from operations	14,409,858	4,866,987	45,842,383
Distributions to shareholders
Net investment income
Class A	(1,150,801)	(194,430)	(3,524,028)
Class B	(309)	(72)	(1,810)
Class C	(57,730)	(9,812)	(250,567)
Class Z	(13,432,854)	(2,254,316)	(29,939,616)
Total distributions to shareholders	(14,641,694)	(2,458,630)	(33,716,021)
Increase (decrease) in net assets from capital stock activity	(94,708,108)	(62,952,744)	252,510,236
Total increase (decrease) in net assets	(94,939,944)	(60,544,387)	264,636,598
Net assets at beginning of period	2,229,589,317	2,290,133,704	2,025,497,106
Net assets at end of period	$2,134,649,373	$2,229,589,317	$2,290,133,704
Undistributed net investment income	$2,229,686	$2,260,575	$2,079,010

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	3,826,174	40,372,131	269,278	2,840,093	8,925,474	93,980,005
Distributions reinvested	66,373	700,447	10,937	115,383	174,619	1,838,867
Redemptions	(4,893,509)	(51,627,847)	(940,513)	(9,920,995)	(15,409,435)	(162,226,110)
Net decrease	(1,000,962)	(10,555,269)	(660,298)	(6,965,519)	(6,309,342)	(66,407,238)
Class B shares
Subscriptions	20	211	5	47	132	1,382
Distributions reinvested	7	75	2	23	33	351
Redemptions(b)	(7,048)	(74,432)	(1)	(4)	(8,166)	(85,778)
Net increase (decrease)	(7,021)	(74,146)	6	66	(8,001)	(84,045)
Class C shares
Subscriptions	411,527	4,342,579	20,684	218,200	1,095,839	11,547,931
Distributions reinvested	2,790	29,442	454	4,785	10,084	106,197
Redemptions	(595,724)	(6,285,246)	(45,522)	(480,184)	(1,835,168)	(19,319,495)
Net decrease	(181,407)	(1,913,225)	(24,384)	(257,199)	(729,245)	(7,665,367)
Class Z shares
Subscriptions	39,304,553	414,746,856	5,696,721	60,083,242	93,088,122	981,100,039
Distributions reinvested	140,118	1,478,712	19,188	202,439	251,888	2,652,894
Redemptions	(47,228,912)	(498,391,036)	(10,997,796)	(116,015,773)	(62,405,797)	(657,086,047)
Net increase (decrease)	(7,784,241)	(82,165,468)	(5,281,887)	(55,730,092)	30,934,213	326,666,886
Total net increase (decrease)	(8,973,631)	(94,708,108)	(5,966,563)	(62,952,744)	23,887,625	252,510,236

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.55		$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Income from investment operations:
Net investment income	0.06		0.01		0.16		0.16		0.17		0.27		0.32
Net realized and unrealized gain (loss)	—		0.01		0.06		(0.08)		0.09		0.15		0.15
Total from investment operations	0.06		0.02		0.22		0.08		0.26		0.42		0.47
Less distributions to shareholders:
Net investment income	(0.06)		(0.01)		(0.15)		(0.16)		(0.17)		(0.28)		(0.32)
Total distributions to shareholders	(0.06)		(0.01)		(0.15)		(0.16)		(0.17)		(0.28)		(0.32)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.55		$10.55		$10.54		$10.47		$10.55		$10.46		$10.32
Total return	0.56%		0.19%		2.12%		0.75%		2.53%		4.14%		4.66%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.89	%(d)	0.88	%(d)	0.90%		0.78	%(e)	0.73	%(e)	0.72	%(e)	0.76	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.72	%(d)(g)	0.72	%(d)	0.73	%(g)	0.75	%(e)(g)	0.72	%(e)(g)	0.65	%(e)(g)	0.65	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.89	%(d)	0.88	%(d)	0.90%		0.78%		0.73%		0.72%		0.76%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.72	%(d)(g)	0.72	%(d)	0.73	%(g)	0.75	%(g)	0.72	%(g)	0.65	%(g)	0.65	%(g)
Net investment income	1.10	%(d)(g)	1.17	%(d)	1.54	%(g)	1.50	%(g)	1.57	%(g)	2.60	%(g)	3.09	%(g)
Supplemental data
Net assets, end of period (in thousands)	$198,975		$209,557		$216,298		$281,009		$485,404		$209,539		$31,952
Portfolio turnover	22%		2%		39%		38%		62%		94%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.55		$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Income from investment operations:
Net investment income	0.02		0.00	(b)	0.08		0.08		0.10		0.20		0.24
Net realized and unrealized gain (loss)	—		0.01		0.06		(0.08)		0.08		0.14		0.15
Total from investment operations	0.02		0.01		0.14		—		0.18		0.34		0.39
Less distributions to shareholders:
Net investment income	(0.02)		(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)		(0.24)
Total distributions to shareholders	(0.02)		(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)		(0.24)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.55		$10.55		$10.54		$10.47		$10.55		$10.46		$10.32
Total return	0.18%		0.12%		1.35%		0.00	%(c)	1.77%		3.37%		3.88%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.63	%(e)	1.63	%(e)	1.63%		1.53	%(f)	1.48	%(f)	1.47	%(f)	1.51	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.47	%(e)	1.47	%(e)	1.48	%(h)	1.50	%(f)(h)	1.47	%(f)(h)	1.40	%(f)(h)	1.40	%(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.63	%(e)	1.63	%(e)	1.63%		1.53%		1.48%		1.47%		1.51%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.47	%(e)	1.47	%(e)	1.48	%(h)	1.50	%(h)	1.47	%(h)	1.40	%(h)	1.40	%(h)
Net investment income	0.35	%(e)	0.41	%(e)	0.79	%(h)	0.76	%(h)	0.91	%(h)	1.98	%(h)	2.35	%(h)
Supplemental data
Net assets, end of period (in thousands)	$169		$243		$243		$325		$331		$458		$615
Portfolio turnover	22%		2%		39%		38%		62%		94%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  Rounds to less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.55		$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Income from investment operations:
Net investment income	0.02		0.00	(b)	0.08		0.08		0.09		0.20		0.24
Net realized and unrealized gain (loss)	—		0.01		0.06		(0.08)		0.09		0.14		0.15
Total from investment operations	0.02		0.01		0.14		—		0.18		0.34		0.39
Less distributions to shareholders:
Net investment income	(0.02)		(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)		(0.24)
Total distributions to shareholders	(0.02)		(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)		(0.24)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.55		$10.55		$10.54		$10.47		$10.55		$10.46		$10.32
Total return	0.18%		0.12%		1.35%		0.00	%(c)	1.76%		3.37%		3.88%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.64	%(e)	1.63	%(e)	1.64%		1.53	%(f)	1.48	%(f)	1.47	%(f)	1.51	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.47	%(e)(h)	1.47	%(e)	1.48	%(h)	1.50	%(f)(h)	1.47	%(f)(h)	1.40	%(f)(h)	1.40	%(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.64	%(e)	1.63	%(e)	1.64%		1.53%		1.48%		1.47%		1.51%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.47	%(e)(h)	1.47	%(e)	1.48	%(h)	1.50	%(h)	1.47	%(h)	1.40	%(h)	1.40	%(h)
Net investment income	0.35	%(e)(h)	0.42	%(e)	0.79	%(h)	0.75	%(h)	0.84	%(h)	1.92	%(h)	2.35	%(h)
Supplemental data
Net assets, end of period (in thousands)	$31,035		$32,953		$33,176		$40,603		$58,529		$32,750		$14,816
Portfolio turnover	22%		2%		39%		38%		62%		94%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  Rounds to less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.55		$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Income from investment operations:
Net investment income	0.07		0.01		0.19		0.18		0.19		0.30		0.34
Net realized and unrealized gain (loss)	—		0.01		0.06		(0.07)		0.10		0.15		0.15
Total from investment operations	0.07		0.02		0.25		0.11		0.29		0.45		0.49
Less distributions to shareholders:
Net investment income	(0.07)		(0.01)		(0.18)		(0.19)		(0.20)		(0.31)		(0.34)
Total distributions to shareholders	(0.07)		(0.01)		(0.18)		(0.19)		(0.20)		(0.31)		(0.34)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.55		$10.55		$10.54		$10.47		$10.55		$10.46		$10.32
Total return	0.68%		0.21%		2.37%		1.00%		2.79%		4.41%		4.92%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.64	%(d)	0.63	%(d)	0.63%		0.53	%(e)	0.48	%(e)	0.47	%(e)	0.51	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.47	%(d)(g)	0.47	%(d)	0.48	%(g)	0.50	%(e)(g)	0.47	%(e)(g)	0.40	%(e)(g)	0.40	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.64	%(d)	0.63	%(d)	0.63%		0.53%		0.48%		0.47%		0.51%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.47	%(d)(g)	0.47	%(d)	0.48	%(g)	0.50	%(g)	0.47	%(g)	0.40	%(g)	0.40	%(g)
Net investment income	1.35	%(d)(g)	1.41	%(d)	1.77	%(g)	1.75	%(g)	1.83	%(g)	2.94	%(g)	3.34	%(g)
Supplemental data
Net assets, end of period (in thousands)	$1,904,471		$1,986,836		$2,040,417		$1,703,560		$2,020,837		$1,044,788		$519,786
Portfolio turnover	22%		2%		39%		38%		62%		94%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time,

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.36% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2012, other expenses paid to this company were $3,871.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $27,313 for Class A and $1,653 for Class C for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.73%
Class B	1.48
Class C	1.48
Class Z	0.48

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.72%
Class B	1.47
Class C	1.47
Class Z	0.47

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $2,081,183,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,644,000
Unrealized depreciation	(477,000)
Net unrealized appreciation	$34,167,000

The following capital loss carryforward, determined as of April 30, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2013	3,786,208
2014	3,090,745
2015	1,181,270
2018	602,849
Unlimited short-term	170,038
Unlimited long-term	1,643,088
Total	10,474,198

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

year. The Fund has elected to treat post-October capital losses of $1,618,072 at March 31, 2012 as arising on April 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $462,610,038 and $425,352,111, respectively, for the six months ended October 31, 2012.

Note 6. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 83.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Short Term Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1080 D (12/12)

Semiannual Report

October 31, 2012

Columbia South Carolina Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia South Carolina Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia South Carolina Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia South Carolina Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia South Carolina Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.57% excluding sales charges for the six-month period ended October 31, 2012.

>  The Fund underperformed the Barclays 3-15 Year Blend Municipal Bond Index, which returned 2.70% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/05/92
Excluding sales charges		2.57	7.03	4.82	4.12
Including sales charges		-0.76	3.56	4.14	3.78
Class B	06/08/93
Excluding sales charges		2.18	6.22	4.07	3.35
Including sales charges		-0.82	3.22	4.07	3.35
Class C	06/17/92
Excluding sales charges		2.18	6.22	4.06	3.35
Including sales charges		1.18	5.22	4.06	3.35
Class Z	01/06/92	2.70	7.28	5.10	4.39
Barclays 3-15 Year Blend Municipal Bond Index		2.70	7.68	6.11	5.05

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2012)
AAA rating	5.0
AA rating	62.6
A rating	21.8
BBB rating	7.3
Not rated	3.3
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2012
3

Columbia South Carolina Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.70	1,021.17	4.08	4.08	0.80
Class B	1,000.00	1,000.00	1,021.80	1,017.39	7.90	7.88	1.55
Class C	1,000.00	1,000.00	1,021.80	1,017.39	7.90	7.88	1.55
Class Z	1,000.00	1,000.00	1,027.00	1,022.43	2.81	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 93.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
County of Horry Revenue Bonds Series 2010A 07/01/18	5.000%	1,315,000	1,514,683
07/01/20	5.000%	1,150,000	1,345,063
Total			2,859,746
Forest Products 0.3%
County of Georgetown Revenue Bonds International Paper Co. Project Series 1997A AMT(a) 10/01/21	5.700%	500,000	500,560
Higher Education 5.9%
College of Charleston Refunding Revenue Bonds Series 2012A 04/01/24	4.000%	1,300,000	1,463,852
04/01/26	4.000%	1,390,000	1,543,317
Florence-Darlington Commission for Technical Education Revenue Bonds Series 2005A (NPFGC) 03/01/18	5.000%	1,725,000	1,867,123
03/01/20	5.000%	1,905,000	2,061,953
University of South Carolina Revenue Bonds Moore School of Business Project Series 2012 05/01/26	5.000%	1,500,000	1,823,850
Series 2008A (AGM) 06/01/21	5.000%	1,060,000	1,261,188
Total			10,021,283
Hospital 14.6%
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A (AGM) 08/15/15	5.125%	6,120,000	6,791,548
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/27	5.000%	1,750,000	1,997,065
Greenville Hospital System Board Refunding Revenue Bonds Series 2008A 05/01/21	5.250%	2,750,000	3,121,250
Series 2012 05/01/28	5.000%	2,000,000	2,284,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lexington County Health Services District, Inc. Refunding Revenue Bonds Series 2007 11/01/17	5.000%	1,230,000	1,437,808
11/01/18	5.000%	1,000,000	1,179,440
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Anmed Health Project Series 2010 02/01/17	5.000%	1,000,000	1,139,720
Palmetto Health Series 2005A (AGM) 08/01/21	5.250%	3,000,000	3,363,990
Revenue Bonds Kershaw County Medical Center Project Series 2008 09/15/25	5.500%	1,925,000	2,119,733
Spartanburg County Regional Health Services District Revenue Bonds Series 2008A 04/15/19	5.000%	1,225,000	1,430,788
Total			24,865,442
Investor Owned 1.3%
County of Oconee Refunding Revenue Bonds Duke Power Co. Project Series 2009 02/01/17	3.600%	2,000,000	2,181,300
Joint Power Authority 6.4%
City of Easley Refunding Revenue Bonds Series 2011 (AGM) 12/01/28	5.000%	1,000,000	1,117,500
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2008A-3 (AGM) 01/01/17	5.000%	2,000,000	2,311,480
01/01/18	5.000%	3,050,000	3,588,721
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2009A 01/01/28	5.000%	2,000,000	2,308,740
Revenue Bonds Series 2009B 01/01/24	5.000%	1,250,000	1,461,763
Total			10,788,204

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 22.6%
Berkeley County School District Revenue Bonds Securing Assets for Education Series 2006 12/01/20	5.000%	1,000,000	1,131,750
12/01/21	5.000%	2,000,000	2,255,060
12/01/22	5.000%	3,545,000	3,979,191
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project Series 2006 12/01/19	5.000%	2,000,000	2,302,820
City of North Charleston Revenue Bonds Series 2012 06/01/29	5.000%	2,280,000	2,659,369
County of Charleston Refunding Certificate of Participation Charleston Public Facilities Corp. Series 2005 (NPFGC) 06/01/17	5.125%	1,470,000	1,628,995
Fort Mill School Facilities Corp. Revenue Bonds Series 2006 12/01/17	5.000%	2,900,000	3,257,831
Greenville County School District Prerefunded 12/01/13 Revenue Bonds Building Equity Sooner Tomorrow Series 2003 12/01/16	5.250%	1,500,000	1,580,580
Refunding Revenue Bonds Building Equity Sooner Tomorrow Series 2006 12/01/27	5.000%	1,300,000	1,480,284
Revenue Bonds Building Equity Sooner Tomorrow Series 2006 (AGM) 12/01/15	5.000%	500,000	565,600
Greenville County School District(b) Refunding Revenue Bonds Building Equity Sooner Series 2012 12/01/22	5.000%	2,000,000	2,499,440
Hilton Head Island Public Facilities Corp. Certificate of Participation Beach Preservation Fee Pledge Series 2006 (NPFGC) 08/01/14	5.000%	1,600,000	1,725,088
Newberry Investing in Children's Education Revenue Bonds Newberry County School District Project Series 2005 12/01/15	5.250%	1,265,000	1,387,313

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds School Project Series 2006 12/01/14	5.000%	1,325,000	1,429,291
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds Pickens County Project Series 2006 (AGM) 12/01/23	5.000%	5,000,000	5,658,750
12/01/24	5.000%	2,000,000	2,255,060
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007 12/01/17	5.000%	1,000,000	1,172,360
Town of Hilton Head Island Revenue Bonds Series 2011A 06/01/23	5.000%	555,000	666,844
06/01/24	5.000%	580,000	692,532
Total			38,328,158
Local General Obligation 6.3%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM) 03/01/19	5.250%	1,115,000	1,276,976
County of Charleston Unlimited General Obligation Bonds Improvement Series 2009A 08/01/23	5.000%	2,000,000	2,399,280
08/01/24	5.000%	2,000,000	2,386,900
Spartanburg County School District No. 7 Unlimited General Obligation Bonds Series 2001 03/01/18	5.000%	2,000,000	2,344,040
03/01/21	5.000%	1,940,000	2,249,993
Total			10,657,189
Municipal Power 3.0%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Combined Improvement Series 2003 (AGM) 01/01/19	5.375%	730,000	735,482
City of Rock Hill Refunding Revenue Bonds Combined Utility System Series 2012A (AGM) 01/01/23	5.000%	1,560,000	1,884,777

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(c) 10/01/24	5.000%	315,000	361,116
Puerto Rico Electric Power Authority Revenue Bonds Series 2007TT(c) 07/01/20	5.000%	1,000,000	1,076,060
Town of Winnsboro Combined Utility System Refunding Revenue Bonds Series 1999 (NPFGC) 08/15/13	5.250%	1,020,000	1,055,669
Total			5,113,104
Ports 1.0%
South Carolina State Ports Authority Revenue Bonds Series 2010 07/01/16	5.000%	500,000	572,700
07/01/23	5.250%	1,000,000	1,196,930
Total			1,769,630
Refunded/Escrowed 4.3%
City of Columbia Prerefunded 02/01/15 Revenue Bonds Waterworks & Sewer System Series 2005 (AGM) 02/01/23	5.000%	2,000,000	2,208,080
02/01/27	5.000%	1,500,000	1,656,060
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(c) 07/01/18	5.500%	1,050,000	1,310,662
Town of Lexington Waterworks & Sewer System Prerefunded 10/01/14 Revenue Bonds Series 1997 04/01/19	5.450%	2,000,000	2,144,540
Total			7,319,342
Resource Recovery 1.4%
Three Rivers Solid Waste Authority(d) Revenue Bonds Capital Appreciation-Landfill Gas Project Series 2007 10/01/24	0.000%	1,835,000	1,171,354
10/01/25	0.000%	1,835,000	1,116,322
Total			2,287,676

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 2.5%
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Episcopal Church Series 2007 04/01/15	5.000%	525,000	558,385
04/01/16	5.000%	600,000	648,408
1st Mortgage-Lutheran Homes Series 2007 05/01/16	5.000%	1,245,000	1,309,366
05/01/21	5.375%	1,650,000	1,731,510
Total			4,247,669
Single Family 0.5%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC) 01/01/28	5.000%	825,000	888,014
Special Non Property Tax 2.7%
City of Greenville Improvement Refunding Bonds Series 2011 (AGM) 04/01/21	5.000%	1,290,000	1,577,812
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(c) 07/01/20	5.500%	1,200,000	1,324,044
Territory of Guam Revenue Bonds Series 2011A(c) 01/01/31	5.000%	400,000	449,356
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(c) 10/01/25	5.000%	1,060,000	1,182,854
Total			4,534,066
State General Obligation 1.3%
State of South Carolina Unlimited General Obligation Bonds State Economic Development Series 2010B 04/01/23	5.000%	1,775,000	2,184,670
Student Loan 1.5%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I 10/01/24	5.000%	2,395,000	2,620,082

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 3.6%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC) 10/01/20	5.250%	4,880,000	6,086,336
Water & Sewer 12.1%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012 07/15/28	5.000%	2,000,000	2,405,520
Beaufort-Jasper Water & Sewer Authority Improvement Refunding Revenue Bonds Series 2006 (AGM) 03/01/23	5.000%	1,500,000	1,753,920
03/01/25	4.750%	3,000,000	3,439,170
City of Charleston Refunding Revenue Bonds Waterworks & Sewer System Series 2009A 01/01/21	5.000%	2,500,000	3,003,700
City of Columbia Refunding Revenue Bonds Waterworks & Sewer System Series 2011A 02/01/27	5.000%	2,435,000	2,938,412
Series 2012 02/01/23	4.000%	1,360,000	1,579,164
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM) 06/01/21	5.000%	1,000,000	1,193,350

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renewable Water Resources Refunding Revenue Bonds Series 2005B (AGM) 03/01/19	5.250%	1,000,000	1,238,510
Series 2010A 01/01/20	5.000%	1,500,000	1,846,275
Series 2012 01/01/24	5.000%	1,000,000	1,221,050
Total			20,619,071
Total Municipal Bonds (Cost: $143,972,399)			157,871,542

Money Market Funds 7.5%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.000%(e)	12,775,435	12,775,435
Total Money Market Funds (Cost: $12,775,435)		12,775,435
Total Investments (Cost: $156,747,834)		170,646,977
Other Assets & Liabilities, Net		(803,527)
Net Assets		169,843,450
Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $5,704,092 or 3.36% of net assets.

(d)  Zero coupon bond.

(e)  The rate shown is the seven-day current annualized yield at October 31, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	157,871,542	—	157,871,542
Total Bonds	—	157,871,542	—	157,871,542
Other
Money Market Funds	12,775,435	—	—	12,775,435
Total Other	12,775,435	—	—	12,775,435
Total	12,775,435	157,871,542	—	170,646,977

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $156,747,834)	$170,646,977
Receivable for:
Capital shares sold	396,830
Interest	1,929,183
Expense reimbursement due from Investment Manager	3,396
Prepaid expenses	3,115
Total assets	172,979,501
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,499,060
Capital shares purchased	63,395
Dividend distributions to shareholders	405,892
Investment management fees	9,254
Distribution and service fees	2,907
Transfer agent fees	36,515
Administration fees	1,619
Compensation of board members	83,020
Other expenses	34,389
Total liabilities	3,136,051
Net assets applicable to outstanding capital stock	$169,843,450
Represented by
Paid-in capital	$155,159,906
Undistributed net investment income	1,101,375
Accumulated net realized loss	(316,974)
Unrealized appreciation (depreciation) on:
Investments	13,899,143
Total — representing net assets applicable to outstanding capital stock	$169,843,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$26,945,412
Shares outstanding	2,480,426
Net asset value per share	$10.86
Maximum offering price per share(a)	$11.22
Class B
Net assets	$125,513
Shares outstanding	11,548
Net asset value per share	$10.87
Class C
Net assets	$14,518,035
Shares outstanding	1,335,600
Net asset value per share	$10.87
Class Z
Net assets	$128,254,490
Shares outstanding	11,800,569
Net asset value per share	$10.87

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Interest	$3,078,555
Total income	3,078,555
Expenses:
Investment management fees	338,151
Distribution fees
Class B	530
Class C	54,341
Service fees
Class B	177
Class C	18,114
Distribution and service fees — Class A	31,211
Transfer agent fees
Class A	24,213
Class B	137
Class C	14,054
Class Z	125,480
Administration fees	59,176
Compensation of board members	8,254
Custodian fees	1,245
Printing and postage fees	24,053
Registration fees	632
Professional fees	14,754
Other	8,208
Total expenses	722,730
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(151,957)
Expense reductions	(20)
Total net expenses	570,753
Net investment income	2,507,802
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	439,218
Net realized gain	439,218
Net change in unrealized appreciation (depreciation) on:
Investments	1,429,728
Net change in unrealized appreciation (depreciation)	1,429,728
Net realized and unrealized gain	1,868,946
Net increase in net assets resulting from operations	$4,376,748

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$2,507,802	$447,527	$5,266,305
Net realized gain	439,218	—	109,317
Net change in unrealized appreciation (depreciation)	1,429,728	1,524,322	8,441,009
Net increase in net assets resulting from operations	4,376,748	1,971,849	13,816,631
Distributions to shareholders
Net investment income
Class A	(354,217)	(59,883)	(672,366)
Class B	(1,489)	(278)	(4,556)
Class C	(151,251)	(24,319)	(286,015)
Class Z	(2,000,844)	(348,810)	(4,335,919)
Total distributions to shareholders	(2,507,801)	(433,290)	(5,298,856)
Increase (decrease) in net assets from capital stock activity	(6,155,855)	2,934,218	5,247,959
Total increase (decrease) in net assets	(4,286,908)	4,472,777	13,765,734
Net assets at beginning of period	174,130,358	169,657,581	155,891,847
Net assets at end of period	$169,843,450	$174,130,358	$169,657,581
Undistributed net investment income	$1,101,375	$1,101,374	$1,087,137

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	404,402	4,367,696	57,198	611,384	705,043	7,433,042
Distributions reinvested	21,364	231,144	3,359	36,073	33,351	351,090
Redemptions	(245,721)	(2,649,114)	(85,211)	(912,345)	(250,572)	(2,639,648)
Net increase (decrease)	180,045	1,949,726	(24,654)	(264,888)	487,822	5,144,484
Class B shares
Subscriptions	1	3	—	—	38	400
Distributions reinvested	125	1,350	24	255	342	3,588
Redemptions(b)	(3,019)	(32,728)	(13)	(133)	(10,371)	(107,905)
Net increase (decrease)	(2,893)	(31,375)	11	122	(9,991)	(103,917)
Class C shares
Subscriptions	163,772	1,771,590	78,311	839,222	452,974	4,754,965
Distributions reinvested	7,895	85,455	1,258	13,519	13,353	140,594
Redemptions	(142,631)	(1,547,003)	(2,279)	(24,431)	(231,851)	(2,440,406)
Net increase	29,036	310,042	77,290	828,310	234,476	2,455,153
Class Z shares
Subscriptions	2,368,448	25,564,491	259,079	2,778,174	2,593,620	27,444,929
Distributions reinvested	19,997	216,418	2,912	31,303	34,037	357,402
Redemptions	(3,172,583)	(34,165,157)	(40,910)	(438,803)	(2,872,432)	(30,050,092)
Net increase (decrease)	(784,138)	(8,384,248)	221,081	2,370,674	(244,775)	(2,247,761)
Total net increase (decrease)	(577,950)	(6,155,855)	273,728	2,934,218	467,532	5,247,959

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.74		$10.64		$10.08		$10.17		$9.84		$10.01		$10.27
Income from investment operations:
Net investment income	0.15		0.03		0.33		0.35		0.34		0.37		0.39
Net realized and unrealized gain (loss)	0.13		0.10		0.56		(0.09)		0.33		(0.17)		(0.25)
Total from investment operations	0.28		0.13		0.89		0.26		0.67		0.20		0.14
Less distributions to shareholders:
Net investment income	(0.15)		(0.03)		(0.33)		(0.35)		(0.34)		(0.37)		(0.38)
Net realized gains	—		—		—		—		—		—		(0.02)
Total distributions to shareholders	(0.15)		(0.03)		(0.33)		(0.35)		(0.34)		(0.37)		(0.40)
Net asset value, end of period	$10.86		$10.74		$10.64		$10.08		$10.17		$9.84		$10.01
Total return	2.57%		1.18%		8.97%		2.54%		6.91%		2.09%		1.39%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98	%(c)	0.99	%(c)	1.04%		0.95%		0.91%		0.88%		0.90%
Net expenses after fees waived or expenses reimbursed(d)	0.80	%(c)(e)	0.79	%(c)	0.79	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	2.83	%(c)(e)	2.95	%(c)	3.16	%(e)	3.41	%(e)	3.39	%(e)	3.76	%(e)	3.78	%(e)
Supplemental data
Net assets, end of period (in thousands)	$26,945		$24,707		$24,748		$18,513		$24,126		$23,865		$16,007
Portfolio turnover	6%		0%		9%		15%		16%		21%		13%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.75		$10.65		$10.08		$10.18		$9.85		$10.01		$10.27
Income from investment operations:
Net investment income	0.11		0.02		0.25		0.27		0.27		0.30		0.31
Net realized and unrealized gain (loss)	0.12		0.10		0.58		(0.09)		0.33		(0.16)		(0.24)
Total from investment operations	0.23		0.12		0.83		0.18		0.60		0.14		0.07
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.26)		(0.28)		(0.27)		(0.30)		(0.31)
Net realized gains	—		—		—		—		—		—		(0.02)
Total distributions to shareholders	(0.11)		(0.02)		(0.26)		(0.28)		(0.27)		(0.30)		(0.33)
Net asset value, end of period	$10.87		$10.75		$10.65		$10.08		$10.18		$9.85		$10.01
Total return	2.18%		1.12%		8.25%		1.70%		6.12%		1.43%		0.64%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.73	%(c)	1.74	%(c)	1.84%		1.70%		1.66%		1.63%		1.65%
Net expenses after fees waived or expenses reimbursed(d)	1.55	%(c)(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.10	%(c)(e)	2.20	%(c)	2.43	%(e)	2.65	%(e)	2.64	%(e)	3.03	%(e)	3.03	%(e)
Supplemental data
Net assets, end of period (in thousands)	$126		$155		$154		$246		$1,175		$1,978		$2,268
Portfolio turnover	6%		0%		9%		15%		16%		21%		13%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.75		$10.65		$10.08		$10.18		$9.85		$10.01		$10.28
Income from investment operations:
Net investment income	0.11		0.02		0.25		0.27		0.27		0.30		0.31
Net realized and unrealized gain (loss)	0.12		0.10		0.58		(0.10)		0.33		(0.16)		(0.26)
Total from investment operations	0.23		0.12		0.83		0.17		0.60		0.14		0.05
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.26)		(0.27)		(0.27)		(0.30)		(0.30)
Net realized gains	—		—		—		—		—		—		(0.02)
Total distributions to shareholders	(0.11)		(0.02)		(0.26)		(0.27)		(0.27)		(0.30)		(0.32)
Net asset value, end of period	$10.87		$10.75		$10.65		$10.08		$10.18		$9.85		$10.01
Total return	2.18%		1.12%		8.27%		1.68%		6.11%		1.43%		0.54%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.73	%(c)	1.73	%(c)	1.78%		1.70%		1.66%		1.63%		1.65%
Net expenses after fees waived or expenses reimbursed(d)	1.55	%(c)(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.08	%(c)(e)	2.19	%(c)	2.41	%(e)	2.65	%(e)	2.63	%(e)	3.02	%(e)	3.03	%(e)
Supplemental data
Net assets, end of period (in thousands)	$14,518		$14,041		$13,093		$10,031		$9,300		$6,146		$5,697
Portfolio turnover	6%		0%		9%		15%		16%		21%		13%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.75		$10.65		$10.08		$10.18		$9.84		$10.01		$10.27
Income from investment operations:
Net investment income	0.17		0.03		0.36		0.38		0.37		0.40		0.41
Net realized and unrealized gain (loss)	0.12		0.10		0.57		(0.10)		0.34		(0.17)		(0.24)
Total from investment operations	0.29		0.13		0.93		0.28		0.71		0.23		0.17
Less distributions to shareholders:
Net investment income	(0.17)		(0.03)		(0.36)		(0.38)		(0.37)		(0.40)		(0.41)
Net realized gains	—		—		—		—		—		—		(0.02)
Total distributions to shareholders	(0.17)		(0.03)		(0.36)		(0.38)		(0.37)		(0.40)		(0.43)
Net asset value, end of period	$10.87		$10.75		$10.65		$10.08		$10.18		$9.84		$10.01
Total return	2.70%		1.20%		9.33%		2.70%		7.28%		2.34%		1.65%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.73	%(c)	0.73	%(c)	0.78%		0.70%		0.66%		0.63%		0.65%
Net expenses after fees waived or expenses reimbursed(d)	0.55	%(c)(e)	0.54	%(c)	0.54	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.08	%(c)(e)	3.20	%(c)	3.42	%(e)	3.65	%(e)	3.64	%(e)	4.03	%(e)	4.03	%(e)
Supplemental data
Net assets, end of period (in thousands)	$128,254		$135,227		$131,663		$127,101		$150,971		$172,604		$170,987
Portfolio turnover	6%		0%		9%		15%		16%		21%		13%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2012
20

Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012
21

Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2012, other expenses paid to this company were $889.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Semiannual Report 2012
22

Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $49,481 for Class A and $882 for Class C shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class Z	0.56

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $156,748,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,899,000
Unrealized depreciation	—
Net unrealized app/depreciation	$13,899,000

The following capital loss carryforward, determined as of April 30, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	752,607
Unlimited short-term	3,585
Total	756,192

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $9,426,532 and $19,417,055, respectively, for the six months ended October 31, 2012.

Note 6. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 73.0% of the outstanding shares of the Fund. The Fund

Semiannual Report 2012
23

Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
24

Columbia South Carolina Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
25

Columbia South Carolina Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1105 D (12/12)

Semiannual Report

October 31, 2012

Columbia Virginia Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Virginia Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Virginia Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Virginia Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Virginia Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.16% excluding sales charges for the six-month period ended October 31, 2012.

>  The Fund underperformed the Barclays 3-15 Year Blend Municipal Bond Index, which returned 2.70% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/05/89
Excluding sales charges		2.16	6.02	4.85	4.00
Including sales charges		-1.20	2.55	4.15	3.66
Class B	06/07/93
Excluding sales charges		1.69	5.23	4.07	3.21
Including sales charges		-1.31	2.23	4.07	3.21
Class C	06/17/92
Excluding sales charges		1.69	5.14	4.06	3.22
Including sales charges		0.69	4.14	4.06	3.22
Class Z	09/20/89	2.29	6.29	5.11	4.26
Barclays 3-15 Year Blend Municipal Bond Index		2.70	7.68	6.11	5.05

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2012)
AAA rating	18.6
AA rating	54.4
A rating	11.1
BBB rating	13.8
Not rated	2.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2012
3

Columbia Virginia Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2012 – October 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.60	1,021.17	4.08	4.08	0.80
Class B	1,000.00	1,000.00	1,016.90	1,017.39	7.88	7.88	1.55
Class C	1,000.00	1,000.00	1,016.90	1,017.39	7.88	7.88	1.55
Class Z	1,000.00	1,000.00	1,022.90	1,022.43	2.80	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.9%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.9%
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010F-1 10/01/21	5.000%	1,000,000	1,244,340
Revenue Bonds Series 2009B 10/01/21	5.000%	3,000,000	3,579,690
Series 2009C 10/01/23	5.000%	3,000,000	3,500,940
Series 2010A 10/01/23	5.000%	2,475,000	2,950,175
10/01/27	5.000%	1,515,000	1,757,158
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM) 07/01/24	5.000%	1,000,000	1,159,050
Total			14,191,353
Higher Education 4.8%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006 09/01/26	5.000%	1,000,000	1,049,660
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A 12/01/20	5.000%	1,400,000	1,775,620
Virginia College Building Authority Refunding Revenue Bonds University of Richmond Project Series 2011A 03/01/22	5.000%	1,245,000	1,544,049
Series 2011B 03/01/21	5.000%	2,250,000	2,817,090
Revenue Bonds Liberty University Projects Series 2010 03/01/19	5.000%	1,000,000	1,224,050
03/01/22	5.000%	1,455,000	1,729,151
03/01/23	5.000%	2,000,000	2,351,900
Roanoke College Series 2007 04/01/23	5.000%	1,000,000	1,096,020
Washington & Lee University Project Series 1998 (NPFGC) 01/01/26	5.250%	3,115,000	3,919,137
Total			17,506,677

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 8.0%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/19	5.250%	905,000	1,076,470
Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A 07/01/18	5.250%	1,500,000	1,600,665
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993 08/15/19	5.250%	1,000,000	1,163,920
Series 1993I (NPFGC) 08/15/19	5.250%	1,000,000	1,155,680
Revenue Bonds Inova Health System Series 2009C 05/15/25	5.000%	1,000,000	1,147,340
Fredericksburg Economic Development Authority Refunding Revenue Bonds MediCorp Health Systems Obligation Series 2007 06/15/18	5.250%	2,000,000	2,324,760
06/15/20	5.250%	6,495,000	7,675,271
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B 11/01/27	5.000%	1,735,000	2,049,313
Roanoke Economic Development Authority Refunding Revenue Bonds Carolina Clinic Obligation Series 2010 07/01/25	5.000%	3,500,000	3,983,840
Revenue Bonds Carilion Clinic Obligation Group Series 2012 07/01/22	5.000%	2,000,000	2,407,000
07/01/23	5.000%	1,000,000	1,189,830
Virginia Small Business Financing Authority Refunding Revenue Bonds Sentara Healthcare Series 2010 11/01/16	4.000%	1,000,000	1,115,940
Revenue Bonds Wellmont Health System Project Series 2007A 09/01/22	5.125%	710,000	760,098

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Winchester Industrial Development Authority Revenue Bonds Valley Health System Series 2007 01/01/26	5.000%	1,250,000	1,361,512
Total			29,011,639
Investor Owned 1.3%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A 05/01/23	5.000%	2,000,000	2,336,600
Louisa Industrial Development Authority Revenue Bonds Virginia Electric & Power Co. Project Series 2008A 11/01/35	5.375%	1,000,000	1,043,160
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A 05/01/33	4.050%	1,300,000	1,353,664
Total			4,733,424
Local Appropriation 8.7%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010 05/01/22	5.000%	1,490,000	1,766,112
Arlington County Industrial Development Authority Revenue Bonds Virginia Capital Project Series 2004 08/01/17	5.000%	1,205,000	1,296,038
08/01/18	5.000%	1,205,000	1,294,941
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC) 05/01/15	5.000%	1,230,000	1,353,750
County of Prince William Certificate of Participation Prince William County Facilities Series 2006A (AMBAC) 09/01/17	5.000%	800,000	921,560
09/01/21	5.000%	1,625,000	1,862,819
Fairfax County Economic Development Authority Revenue Bonds Government Center Properties Series 2003F (AMBAC) 05/15/15	5.000%	5,000,000	5,552,850

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Board Center Administration Building Project I Series 2005A 04/01/19	5.000%	1,380,000	1,518,359
Six Public Facilities Projects Series 2010 04/01/24	4.000%	1,340,000	1,476,841
Hampton Roads Regional Jail Authority Refunding Revenue Bonds Series 2004 (NPFGC) 07/01/15	5.000%	1,685,000	1,802,209
07/01/16	5.000%	1,930,000	2,057,419
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B 08/01/21	4.500%	1,770,000	2,099,184
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM) 06/15/23	5.000%	2,000,000	2,338,780
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008 02/01/29	5.000%	1,000,000	1,107,190
New Kent County Economic Development Authority Revenue Bonds School & Governmental Projects Series 2006 (AGM) 02/01/15	5.000%	1,000,000	1,097,390
02/01/21	5.000%	2,075,000	2,388,864
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005 02/01/17	5.250%	1,115,000	1,321,944
Total			31,256,250
Local General Obligation 22.1%
City of Colonial Heights Unlimited General Obligation Refunding & Public Improvement Bonds Series 2012 06/01/21	4.000%	1,025,000	1,212,923
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A 01/15/19	4.000%	2,000,000	2,354,140
Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004 02/01/15	5.000%	1,275,000	1,347,471

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lynchburg Unlimited General Obligation Public Improvement Bonds Series 2009A 08/01/20	5.000%	525,000	648,695
08/01/21	5.000%	530,000	646,812
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 01/01/22	5.000%	1,205,000	1,414,549
City of Newport News Unlimited General Obligation Improvement Bonds Series 2011A 07/01/23	5.000%	1,380,000	1,666,902
Unlimited General Obligation Refunding Bonds Improvement-Water Series 2007B 07/01/20	5.250%	2,000,000	2,557,060
Series 2006B 02/01/18	5.250%	3,030,000	3,702,569
City of Norfolk Unlimited General Obligation Bonds Capital Improvement Series 2012C 10/01/28	5.000%	3,000,000	3,591,180
Unlimited General Obligation Refunding Bonds Capital Improvement Series 2005 (NPFGC) 03/01/15	5.000%	5,070,000	5,606,102
City of Portsmouth Unlimited General Obligation Refunding Bonds Public Utilities Series 2012A 07/15/21	5.000%	3,000,000	3,787,110
Series 2003 (AGM) 07/01/17	5.000%	4,035,000	4,337,746
07/01/19	5.000%	1,895,000	2,033,221
Series 2006A (NPFGC) 07/01/16	5.000%	660,000	764,115
City of Richmond Unlimited General Obligation Bonds Public Improvement Series 2012A 03/01/29	5.000%	4,510,000	5,476,764
Unlimited General Obligation Public Improvement Bonds Series 2010D 07/15/22	5.000%	575,000	705,761
07/15/24	5.000%	1,000,000	1,257,080
Unlimited General Obligation Refunding Public Improvement Bonds Series 2005A (AGM) 07/15/15	5.000%	5,340,000	5,990,839

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B 05/01/17	5.000%	1,000,000	1,170,490
County of Arlington Unlimited General Obligation Bonds Series 2012C 08/15/27	4.000%	3,000,000	3,338,190
Unlimited General Obligation Refunding Bonds Public Improvement Series 2006 08/01/17	5.000%	2,400,000	2,787,264
Series 2012A 08/01/22	5.000%	3,000,000	3,883,890
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A 04/01/24	4.000%	2,000,000	2,308,000
County of Fauquier Unlimited General Obligation Refunding Bonds School Series 2012 07/15/21	4.000%	1,000,000	1,184,570
County of Loudoun Unlimited General Obligation Refunding Bonds Series 1998B 12/01/15	5.250%	1,000,000	1,148,360
Series 2005A 07/01/14	5.000%	4,000,000	4,314,400
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B 02/01/23	5.500%	1,030,000	1,236,299
County of Prince William Unlimited General Obligation Refunding & Public Improvements Bonds Series 2012A 08/01/21	4.000%	2,815,000	3,387,909
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A 11/01/31	5.000%	4,000,000	4,668,120
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B 09/15/17	5.000%	1,145,000	1,370,416
Total			79,898,947

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 2.0%
City of Norfolk Refunding Revenue Bonds Series 2005A (NPFGC) 02/01/21	5.000%	5,170,000	5,400,944
Virginia Beach Development Authority Revenue Bonds Series 2010C 08/01/23	5.000%	1,380,000	1,655,986
Total			7,056,930
Other Industrial Development Bond 0.6%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(b) 10/01/33	2.375%	2,000,000	2,048,260
Pool/Bond Bank 14.8%
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2004C 08/01/16	5.000%	7,425,000	8,623,024
Series 2009C 08/01/25	4.000%	2,560,000	2,819,226
Virginia Resources Authority Refunding Revenue Bonds Revolving Fund Series 2011A 08/01/24	5.000%	1,395,000	1,699,445
Subordinated State Revolving Fund Series 2005 10/01/19	5.500%	5,180,000	6,675,984
10/01/20	5.500%	3,500,000	4,567,920
10/01/21	5.500%	6,475,000	8,543,503
Revenue Bonds Pooled Financing Series 2009B 11/01/18	4.000%	4,000,000	4,707,720
Pooled Moral Obligation Series 2009B 11/01/18	4.000%	1,000,000	1,171,730
State Moral Obligation - Virginia Pooled Series 2012 11/01/22	4.000%	2,040,000	2,384,597
11/01/25	5.000%	2,795,000	3,408,474
State Revolving Fund Series 2009 10/01/17	5.000%	1,380,000	1,662,210
Subordinated State Revolving Fund Series 2008 10/01/29	5.000%	5,000,000	5,786,150

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds Senior Series 2005-VA 11/01/18	5.000%	540,000	610,508
Subordinated Series 2003-VA 11/01/19	5.000%	865,000	905,101
Total			53,565,592
Ports 0.4%
Virginia Port Authority Revenue Bonds Series 2003 (NPFGC) AMT(c) 07/01/15	5.125%	1,430,000	1,487,572
Refunded/Escrowed 5.5%
City of Hampton Prerefunded 04/01/15 Unlimited General Obligation Public Improvement Bonds Series 2005A (NPFGC/FGIC) 04/01/18	5.000%	1,500,000	1,667,325
City of Portsmouth Prerefunded 07/01/14 Unlimited General Obligation Bonds Series 2003 (AGM) 07/01/17	5.000%	350,000	377,510
07/01/19	5.000%	165,000	177,969
Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity (NPFGC) 07/01/16	5.000%	340,000	395,787
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006 08/01/17	5.000%	1,600,000	1,867,888
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A 12/01/21	5.000%	1,000,000	1,248,040
Fairfax County Economic Development Authority Prerefunded 01/15/15 Revenue Bonds Fairfax Public Improvement Projects Series 2005 01/15/24	5.000%	2,315,000	2,547,959
Newport News Economic Development Authority Prerefunded 01/15/16 Revenue Bonds Series 2005A 01/15/23	5.250%	1,510,000	1,739,807
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC/FGIC) 07/15/17	5.250%	530,000	600,368

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005 06/01/26	5.500%	3,800,000	4,113,576
Virginia Beach Development Authority Prerefunded 05/01/15 Revenue Bonds Series 2005A 05/01/21	5.000%	4,000,000	4,461,160
Virginia Resources Authority Prerefunded 11/01/13 Revenue Bonds Subordinated Series 2003-VA 11/01/19	5.000%	125,000	130,926
11/01/19	5.000%	110,000	115,215
Prerefunded 11/01/15 Revenue Bonds Senior Series 2005-VA 11/01/18	5.000%	490,000	556,361
Total			19,999,891
Retirement Communities 1.6%
Fairfax County Economic Development Authority Refunding Revenue Bonds Retirement-Greenspring Series 2006A 10/01/26	4.750%	2,000,000	2,096,680
Revenue Bonds Goodwin House, Inc. Series 2007 10/01/22	5.000%	2,500,000	2,673,800
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006 10/01/21	5.000%	1,000,000	1,026,560
Total			5,797,040
Special Non Property Tax 6.1%
Greater Richmond Convention Center Authority Refunding Revenue Bonds Series 2005 (NPFGC) 06/15/15	5.000%	2,480,000	2,715,278
06/15/18	5.000%	3,800,000	4,141,240
06/15/25	5.000%	3,000,000	3,171,600
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(a) 07/01/19	5.500%	2,500,000	2,780,825
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007 03/01/21	5.100%	1,063,000	1,083,144

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	850,000	954,881
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012A(a) 10/01/32	5.000%	2,210,000	2,393,143
Senior Lien-Matching Fund Loan Note Series 2010A(a) 10/01/25	5.000%	2,450,000	2,733,955
White Oak Village Shops Community Development Authority Special Assessment Bonds Series 2007 03/01/17	5.300%	2,078,000	2,230,546
Total			22,204,612
Special Property Tax 3.4%
Fairfax County Economic Development Authority Special Tax Bonds Silver Line Phase I Project Series 2011 04/01/19	5.000%	4,315,000	5,302,358
04/01/26	5.000%	4,185,000	4,945,080
Marquis Community Development Authority Tax Allocation Bonds Series 2007B 09/01/41	5.625%	2,084,000	1,852,551
Marquis Community Development Authority(d) Tax Allocation Bonds Series 2007C 09/01/41	0.000%	3,164,000	335,732
Total			12,435,721
State Appropriated 4.5%
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2006A 09/01/14	5.000%	2,925,000	3,171,987
Virginia Public Building Authority Revenue Bonds Public Facility Series 2006B 08/01/26	4.500%	2,000,000	2,150,440
Series 2005C 08/01/14	5.000%	2,000,000	2,158,180
Series 2006A 08/01/15	5.000%	4,775,000	5,356,452

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Series 2012 08/01/26	4.000%	3,000,000	3,387,150
Total			16,224,209
State General Obligation 1.0%
Puerto Rico Public Buildings Authority Revenue Bonds Government Facilities Series 2007N(a) 07/01/24	5.500%	3,425,000	3,577,755
Turnpike/Bridge/Toll Road 3.7%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC) 07/01/25	5.500%	4,000,000	4,680,640
City of Chesapeake Expressway Toll Road(e) Revenue Bonds Transportation System Senior Series 2012A 07/15/25	4.000%	2,100,000	2,214,702
07/15/26	4.000%	1,400,000	1,462,832
07/15/27	5.000%	1,000,000	1,133,870
Metropolitan Washington Airports Authority Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)(d) 10/01/23	0.000%	5,000,000	3,188,950
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC) 07/15/17	5.250%	470,000	510,707
Total			13,191,701
Water & Sewer 6.5%
City of Newport News Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,035,000	1,209,056
City of Norfolk Water Refunding Revenue Bonds Series 2012 11/01/19	5.000%	1,000,000	1,251,590
City of Richmond Revenue Bonds Series 2007 (AGM) 01/15/21	4.500%	1,000,000	1,129,070

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Fairfax Revenue Bonds Sewer Series 2012 07/15/27	4.500%	2,765,000	3,248,211
County of Spotsylvania Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,030,000	1,216,842
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/19	5.250%	1,835,000	2,320,523
Hampton Roads Sanitation District Revenue Bonds Series 2008 04/01/22	5.000%	1,000,000	1,182,850
04/01/24	5.000%	3,000,000	3,548,550
Series 2011 11/01/24	5.000%	1,750,000	2,101,243
11/01/25	5.000%	1,380,000	1,650,659
Upper Occoquan Sewage Authority Refunding Revenue Bonds Series 2005 (AGM) 07/01/21	5.000%	2,640,000	2,944,973
Revenue Bonds Series 1995A (NPFGC) 07/01/20	5.150%	1,295,000	1,564,865
Total			23,368,432
Total Municipal Bonds (Cost: $329,288,908)			357,556,005

Money Market Funds 1.6%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.000%(f)	5,605,929	5,605,929
Total Money Market Funds (Cost: $5,605,929)		5,605,929
Total Investments (Cost: $334,894,837)		363,161,934
Other Assets & Liabilities, Net		(1,710,430)
Net Assets		361,451,504

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $12,440,559 or 3.44% of net assets.

(b)  Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(c)  Income from this security may be subject to alternative minimum tax.

(d)  Zero coupon bond.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at October 31, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	357,556,005	—	357,556,005
Total Bonds	—	357,556,005	—	357,556,005
Other
Money Market Funds	5,605,929	—	—	5,605,929
Total Other	5,605,929	—	—	5,605,929
Total	5,605,929	357,556,005	—	363,161,934

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Virginia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $334,894,837)	$363,161,934
Receivable for:
Capital shares sold	267,808
Interest	3,984,829
Expense reimbursement due from Investment Manager	6,887
Prepaid expenses	4,081
Total assets	367,425,539
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	4,782,552
Capital shares purchased	94,128
Dividend distributions to shareholders	881,266
Investment management fees	19,735
Distribution and service fees	2,562
Transfer agent fees	69,369
Administration fees	3,378
Compensation of board members	85,842
Other expenses	35,203
Total liabilities	5,974,035
Net assets applicable to outstanding capital stock	$361,451,504
Represented by
Paid-in capital	$331,817,225
Undistributed net investment income	851,335
Accumulated net realized gain	515,847
Unrealized appreciation (depreciation) on:
Investments	28,267,097
Total — representing net assets applicable to outstanding capital stock	$361,451,504

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2012 (Unaudited)

Class A
Net assets	$54,385,680
Shares outstanding	4,704,699
Net asset value per share	$11.56
Maximum offering price per share(a)	$11.95
Class B
Net assets	$118,129
Shares outstanding	10,217
Net asset value per share	$11.56
Class C
Net assets	$5,070,394
Shares outstanding	438,451
Net asset value per share	$11.56
Class Z
Net assets	$301,877,301
Shares outstanding	26,116,969
Net asset value per share	$11.56

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$651
Interest	6,382,198
Total income	6,382,849
Expenses:
Investment management fees	727,299
Distribution fees
Class B	520
Class C	18,616
Service fees
Class B	173
Class C	6,205
Distribution and service fees — Class A	67,754
Transfer agent fees
Class A	54,110
Class B	138
Class C	4,958
Class Z	303,849
Administration fees	124,470
Compensation of board members	11,604
Custodian fees	1,599
Printing and postage fees	31,043
Registration fees	1,566
Professional fees	18,307
Other	10,604
Total expenses	1,382,815
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(286,703)
Expense reductions	(20)
Total net expenses	1,096,092
Net investment income	5,286,757
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	751,849
Net realized gain	751,849
Net change in unrealized appreciation (depreciation) on:
Investments	1,948,980
Net change in unrealized appreciation (depreciation)	1,948,980
Net realized and unrealized gain	2,700,829
Net increase in net assets resulting from operations	$7,987,586
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012(a)	Year Ended March 31, 2012
Operations
Net investment income	$5,286,757	$1,004,428	$10,403,034
Net realized gain (loss)	751,849	—	(20,059)
Net change in unrealized appreciation (depreciation)	1,948,980	3,046,948	14,966,600
Net increase in net assets resulting from operations	7,987,586	4,051,376	25,349,575
Distributions to shareholders
Net investment income
Class A	(734,441)	(141,925)	(1,520,549)
Class B	(1,360)	(350)	(5,614)
Class C	(48,550)	(9,518)	(88,821)
Class Z	(4,502,406)	(872,679)	(8,772,472)
Total distributions to shareholders	(5,286,757)	(1,024,472)	(10,387,456)
Increase (decrease) in net assets from capital stock activity	(8,965,431)	(171,900)	30,261,636
Total increase (decrease) in net assets	(6,264,602)	2,855,004	45,223,755
Net assets at beginning of period	367,716,106	364,861,102	319,637,347
Net assets at end of period	$361,451,504	$367,716,106	$364,861,102
Undistributed net investment income	$851,335	$851,335	$871,379

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	263,002	3,027,856	20,083	230,314	608,725	6,864,588
Distributions reinvested	25,469	293,662	4,702	53,927	41,031	463,382
Redemptions	(292,109)	(3,362,219)	(41,825)	(479,313)	(640,513)	(7,186,141)
Net increase (decrease)	(3,638)	(40,701)	(17,040)	(195,072)	9,243	141,829
Class B shares
Subscriptions	63	727	16	192	972	11,017
Distributions reinvested	54	626	15	168	193	2,167
Redemptions(b)	(3,955)	(45,570)	(1,945)	(22,251)	(21,295)	(237,861)
Net decrease	(3,838)	(44,217)	(1,914)	(21,891)	(20,130)	(224,677)
Class C shares
Subscriptions	44,841	516,624	1,650	18,912	150,587	1,694,920
Distributions reinvested	2,722	31,399	512	5,874	4,378	49,457
Redemptions	(18,024)	(207,928)	(9,510)	(108,742)	(65,097)	(729,025)
Net increase (decrease)	29,539	340,095	(7,348)	(83,956)	89,868	1,015,352
Class Z shares
Subscriptions	858,096	9,881,432	276,412	3,163,736	6,577,650	74,757,766
Distributions reinvested	20,571	237,227	2,694	30,902	29,608	333,621
Redemptions	(1,679,899)	(19,339,267)	(267,887)	(3,065,619)	(4,068,933)	(45,762,255)
Net increase (decrease)	(801,232)	(9,220,608)	11,219	129,019	2,538,325	29,329,132
Total net increase (decrease)	(779,169)	(8,965,431)	(15,083)	(171,900)	2,617,306	30,261,636

(a) For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.47		$11.38		$10.86		$10.94		$10.57		$10.65		$10.73
Income from investment operations:
Net investment income	0.16		0.03		0.33		0.34		0.35		0.37		0.38
Net realized and unrealized gain (loss)	0.09		0.09		0.52		(0.08)		0.37		(0.08)		(0.08)
Total from investment operations	0.25		0.12		0.85		0.26		0.72		0.29		0.30
Less distributions to shareholders:
Net investment income	(0.16)		(0.03)		(0.33)		(0.34)		(0.35)		(0.37)		(0.38)
Net realized gains	—		—		—		—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.16)		(0.03)		(0.33)		(0.34)		(0.35)		(0.37)		(0.38)
Net asset value, end of period	$11.56		$11.47		$11.38		$10.86		$10.94		$10.57		$10.65
Total return	2.16%		1.06%		7.87%		2.40%		6.83%		2.83%		2.85%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.96	%(d)	0.94	%(d)	0.98%		0.92%		0.87%		0.86%		0.87%
Net expenses after fees waived or expenses reimbursed(e)	0.80	%(d)(f)	0.79	%(d)	0.79	%(f)	0.80	%(f)	0.78	%(f)	0.75	%(f)	0.75	%(f)
Net investment income	2.70	%(d)(f)	3.04	%(d)	2.92	%(f)	3.11	%(f)	3.17	%(f)	3.54	%(f)	3.51	%(f)
Supplemental data
Net assets, end of period (in thousands)	$54,386		$54,025		$53,775		$51,196		$51,857		$47,970		$48,158
Portfolio turnover	8%		0%		8%		14%		12%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.48		$11.38		$10.86		$10.95		$10.57		$10.65		$10.73
Income from investment operations:
Net investment income	0.11		0.02		0.25		0.26		0.27		0.29		0.30
Net realized and unrealized gain (loss)	0.08		0.10		0.51		(0.09)		0.37		(0.08)		(0.08)
Total from investment operations	0.19		0.12		0.76		0.17		0.64		0.21		0.22
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)		(0.30)
Net realized gains	—		—		—		—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.11)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)		(0.30)
Net asset value, end of period	$11.56		$11.48		$11.38		$10.86		$10.95		$10.57		$10.65
Total return	1.69%		1.08%		7.06%		1.55%		6.14%		2.07%		2.08%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.71	%(d)	1.69	%(d)	1.81%		1.67%		1.62%		1.61%		1.62%
Net expenses after fees waived or expenses reimbursed(e)	1.55	%(d)(f)	1.54	%(d)	1.54	%(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	1.95	%(d)(f)	2.29	%(d)	2.19	%(f)	2.34	%(f)	2.44	%(f)	2.80	%(f)	2.77	%(f)
Supplemental data
Net assets, end of period (in thousands)	$118		$161		$182		$392		$1,575		$2,220		$2,434
Portfolio turnover	8%		0%		8%		14%		12%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.48		$11.38		$10.86		$10.95		$10.57		$10.65		$10.73
Income from investment operations:
Net investment income	0.11		0.02		0.24		0.26		0.26		0.29		0.30
Net realized and unrealized gain (loss)	0.08		0.10		0.52		(0.09)		0.38		(0.08)		(0.08)
Total from investment operations	0.19		0.12		0.76		0.17		0.64		0.21		0.22
Less distributions to shareholders:
Net investment income	(0.11)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)		(0.30)
Net realized gains	—		—		—		—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.11)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)		(0.30)
Net asset value, end of period	$11.56		$11.48		$11.38		$10.86		$10.95		$10.57		$10.65
Total return	1.69%		1.08%		7.06%		1.54%		6.13%		2.07%		2.08%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.70	%(d)	1.70	%(d)	1.73%		1.67%		1.62%		1.61%		1.62%
Net expenses after fees waived or expenses reimbursed(e)	1.55	%(d)(f)	1.54	%(d)	1.54	%(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	1.95	%(d)(f)	2.29	%(d)	2.15	%(f)	2.35	%(f)	2.41	%(f)	2.79	%(f)	2.77	%(f)
Supplemental data
Net assets, end of period (in thousands)	$5,070		$4,694		$4,739		$3,544		$2,499		$1,898		$967
Portfolio turnover	8%		0%		8%		14%		12%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2012		Year Ended April 30,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.47		$11.38		$10.85		$10.94		$10.57		$10.65		$10.73
Income from investment operations:
Net investment income	0.17		0.03		0.35		0.37		0.37		0.40		0.40
Net realized and unrealized gain (loss)	0.09		0.09		0.53		(0.09)		0.37		(0.08)		(0.07)
Total from investment operations	0.26		0.12		0.88		0.28		0.74		0.32		0.33
Less distributions to shareholders:
Net investment income	(0.17)		(0.03)		(0.35)		(0.37)		(0.37)		(0.40)		(0.41)
Net realized gains	—		—		—		—		—		—		(0.00	)(b)
Total distributions to shareholders	(0.17)		(0.03)		(0.35)		(0.37)		(0.37)		(0.40)		(0.41)
Net asset value, end of period	$11.56		$11.47		$11.38		$10.85		$10.94		$10.57		$10.65
Total return	2.29%		1.08%		8.23%		2.56%		7.10%		3.09%		3.10%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.71	%(d)	0.69	%(d)	0.73%		0.67%		0.62%		0.61%		0.62%
Net expenses after fees waived or expenses reimbursed(e)	0.55	%(d)(f)	0.54	%(d)	0.54	%(f)	0.55	%(f)	0.53	%(f)	0.50	%(f)	0.50	%(f)
Net investment income	2.95	%(d)(f)	3.29	%(d)	3.16	%(f)	3.36	%(f)	3.42	%(f)	3.80	%(f)	3.76	%(f)
Supplemental data
Net assets, end of period (in thousands)	$301,877		$308,836		$306,166		$264,505		$278,479		$267,576		$288,262
Portfolio turnover	8%		0%		8%		14%		12%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2012 (Unaudited)

Note 1. Organization

Columbia Virginia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2012
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Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012
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Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2012, other expenses paid to this company were $1,168.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2012, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Semiannual Report 2012
24

Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $18,664 for Class A and $117 for Class B shares for the six months ended October 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.81%
Class B	1.56
Class C	1.56
Class Z	0.56

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2012, the cost of investments for federal income tax purposes was approximately $334,895,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,967,000
Unrealized depreciation	(700,000)
Net unrealized appreciation	$28,267,000

The following capital loss carryforward, determined as of April 30, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	215,943
Unlimited short-term	20,059
Total	236,002

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $30,063,267 and $27,404,192, respectively, for the six months ended October 31, 2012.

Semiannual Report 2012
25

Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2012 (Unaudited)

Note 6. Shareholder Concentration

At October 31, 2012, one unaffiliated shareholder account owned 86.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2012.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2012
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Columbia Virginia Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ended June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Virginia Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1110 D (12/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2012